UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2024

Date of reporting period:	August 1 , 2023 – July 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Strategic Intermediate Municipal Fund
Class A [PPNAX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Strategic Intermediate Municipal Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Putnam Strategic Intermediate Municipal Fund returned 5.10%. The Fund compares its performance to the Bloomberg 3-15 Year Blend Municipal Bond Index and the Putnam Strategic Intermediate Municipal Linked Benchmark, which both returned 3.14% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	A slightly long duration position added to returns as municipal bonds (munis) moved in sync with falling U.S. Treasury yields, specifically during the end of 2023
↑	Yield curve positioning, driven by overweight exposure relative to the benchmarks in bonds with maturities of 12 to 20 years
↑
Bias towards the lower tiers of the investment-grade universe [bonds rated A and BBB] and the highest-rated portions of the high-yield universe, which benefited as spreads tightened across these cohorts

↑	Security selection across a wide range of sectors, including hospitals, water and sewer, and state-backed bonds

Top detractors from performance:
↓	Security selection across the prepaid gas and multi-family housing sectors
↓	Underweight position in non-rated bonds
Putnam Strategic Intermediate Municipal Fund	PAGE 1	38914-ATSA-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,775 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class A	5.10	1.74	2.68
Class A (with sales charge)	2.74	1.28	2.44
Bloomberg Municipal Bond Index	3.74	1.18	2.47
Bloomberg 3-15 Year Blend Municipal Bond Index	3.14	1.17	2.26
Putnam Strategic Intermediate Municipal Linked Benchmark	3.14	1.21	2.48
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to July 1, 2022, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
The Fund changed its investment strategy as of August 28, 2020.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$1,495,618,078
Total Number of Portfolio Holdings*	674
Total Management Fee Paid	$5,387,594
Portfolio Turnover Rate	49%
*	Includes derivatives, if applicable.
Putnam Strategic Intermediate Municipal Fund	PAGE 2	38914-ATSA-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Strategic Intermediate Municipal Fund	PAGE 3	38914-ATSA-0924

Putnam Strategic Intermediate Municipal Fund
Class B [PTFIX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Strategic Intermediate Municipal Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$153	1.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class B shares of Putnam Strategic Intermediate Municipal Fund returned 4.41%. The Fund compares its performance to the Bloomberg 3-15 Year Blend Municipal Bond Index and the Putnam Strategic Intermediate Municipal Linked Benchmark, which both returned 3.14% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	A slightly long duration position added to returns as municipal bonds (munis) moved in sync with falling U.S. Treasury yields, specifically during the end of 2023
↑	Yield curve positioning, driven by overweight exposure relative to the benchmarks in bonds with maturities of 12 to 20 years
↑
Bias towards the lower tiers of the investment-grade universe [bonds rated A and BBB] and the highest-rated portions of the high-yield universe, which benefited as spreads tightened across these cohorts

↑	Security selection across a wide range of sectors, including hospitals, water and sewer, and state-backed bonds

Top detractors from performance:
↓	Security selection across the prepaid gas and multi-family housing sectors
↓	Underweight position in non-rated bonds
Putnam Strategic Intermediate Municipal Fund	PAGE 1	38914-ATSB-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class B 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class B	4.41	1.12	2.18
Class B (with sales charge)	-0.59	0.77	2.18
Bloomberg Municipal Bond Index	3.74	1.18	2.47
Bloomberg 3-15 Year Blend Municipal Bond Index	3.14	1.17	2.26
Putnam Strategic Intermediate Municipal Linked Benchmark	3.14	1.21	2.48
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund changed its investment strategy as of August 28, 2020.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$1,495,618,078
Total Number of Portfolio Holdings*	674
Total Management Fee Paid	$5,387,594
Portfolio Turnover Rate	49%
*	Includes derivatives, if applicable.
Putnam Strategic Intermediate Municipal Fund	PAGE 2	38914-ATSB-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date will convert automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Strategic Intermediate Municipal Fund	PAGE 3	38914-ATSB-0924

Putnam Strategic Intermediate Municipal Fund
Class C [PAMTX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Strategic Intermediate Municipal Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$168	1.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class C shares of Putnam Strategic Intermediate Municipal Fund returned 4.24%. The Fund compares its performance to the Bloomberg 3-15 Year Blend Municipal Bond Index and the Putnam Strategic Intermediate Municipal Linked Benchmark, which both returned 3.14% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	A slightly long duration position added to returns as municipal bonds (munis) moved in sync with falling U.S. Treasury yields, specifically during the end of 2023
↑	Yield curve positioning, driven by overweight exposure relative to the benchmarks in bonds with maturities of 12 to 20 years
↑
Bias towards the lower tiers of the investment-grade universe [bonds rated A and BBB] and the highest-rated portions of the high-yield universe, which benefited as spreads tightened across these cohorts

↑	Security selection across a wide range of sectors, including hospitals, water and sewer, and state-backed bonds

Top detractors from performance:
↓	Security selection across the prepaid gas and multi-family housing sectors
↓	Underweight position in non-rated bonds
Putnam Strategic Intermediate Municipal Fund	PAGE 1	38914-ATSC-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class C	4.24	0.96	2.05
Class C (with sales charge)	3.24	0.96	2.05
Bloomberg Municipal Bond Index	3.74	1.18	2.47
Bloomberg 3-15 Year Blend Municipal Bond Index	3.14	1.17	2.26
Putnam Strategic Intermediate Municipal Linked Benchmark	3.14	1.21	2.48
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund changed its investment strategy as of August 28, 2020.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$1,495,618,078
Total Number of Portfolio Holdings*	674
Total Management Fee Paid	$5,387,594
Portfolio Turnover Rate	49%
*	Includes derivatives, if applicable.
Putnam Strategic Intermediate Municipal Fund	PAGE 2	38914-ATSC-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Strategic Intermediate Municipal Fund	PAGE 3	38914-ATSC-0924

Putnam Strategic Intermediate Municipal Fund
Class R6 [PAMLX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Strategic Intermediate Municipal Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$55	0.54%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R6 shares of Putnam Strategic Intermediate Municipal Fund returned 5.47%. The Fund compares its performance to the Bloomberg 3-15 Year Blend Municipal Bond Index and the Putnam Strategic Intermediate Municipal Linked Benchmark, which both returned 3.14% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	A slightly long duration position added to returns as municipal bonds (munis) moved in sync with falling U.S. Treasury yields, specifically during the end of 2023
↑	Yield curve positioning, driven by overweight exposure relative to the benchmarks in bonds with maturities of 12 to 20 years
↑
Bias towards the lower tiers of the investment-grade universe [bonds rated A and BBB] and the highest-rated portions of the high-yield universe, which benefited as spreads tightened across these cohorts

↑	Security selection across a wide range of sectors, including hospitals, water and sewer, and state-backed bonds

Top detractors from performance:
↓	Security selection across the prepaid gas and multi-family housing sectors
↓	Underweight position in non-rated bonds
Putnam Strategic Intermediate Municipal Fund	PAGE 1	38914-ATSR6-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R6	5.47	2.02	2.94
Bloomberg Municipal Bond Index	3.74	1.18	2.47
Bloomberg 3-15 Year Blend Municipal Bond Index	3.14	1.17	2.26
Putnam Strategic Intermediate Municipal Linked Benchmark	3.14	1.21	2.48
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 5/22/2018. Returns for periods before 5/22/2018 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of August 28, 2020.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$1,495,618,078
Total Number of Portfolio Holdings*	674
Total Management Fee Paid	$5,387,594
Portfolio Turnover Rate	49%
*	Includes derivatives, if applicable.
Putnam Strategic Intermediate Municipal Fund	PAGE 2	38914-ATSR6-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Strategic Intermediate Municipal Fund	PAGE 3	38914-ATSR6-0924

Putnam Strategic Intermediate Municipal Fund
Class Y [PAMYX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Putnam Strategic Intermediate Municipal Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$67	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class Y shares of Putnam Strategic Intermediate Municipal Fund returned 5.29%. The Fund compares its performance to the Bloomberg 3-15 Year Blend Municipal Bond Index and the Putnam Strategic Intermediate Municipal Linked Benchmark, which both returned 3.14% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	A slightly long duration position added to returns as municipal bonds (munis) moved in sync with falling U.S. Treasury yields, specifically during the end of 2023
↑	Yield curve positioning, driven by overweight exposure relative to the benchmarks in bonds with maturities of 12 to 20 years
↑
Bias towards the lower tiers of the investment-grade universe [bonds rated A and BBB] and the highest-rated portions of the high-yield universe, which benefited as spreads tightened across these cohorts

↑	Security selection across a wide range of sectors, including hospitals, water and sewer, and state-backed bonds

Top detractors from performance:
↓	Security selection across the prepaid gas and multi-family housing sectors
↓	Underweight position in non-rated bonds
Putnam Strategic Intermediate Municipal Fund	PAGE 1	38914-ATSY-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class Y	5.29	1.97	2.92
Bloomberg Municipal Bond Index	3.74	1.18	2.47
Bloomberg 3-15 Year Blend Municipal Bond Index	3.14	1.17	2.26
Putnam Strategic Intermediate Municipal Linked Benchmark	3.14	1.21	2.48
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund changed its investment strategy as of August 28, 2020.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$1,495,618,078
Total Number of Portfolio Holdings*	674
Total Management Fee Paid	$5,387,594
Portfolio Turnover Rate	49%
*	Includes derivatives, if applicable.
Putnam Strategic Intermediate Municipal Fund	PAGE 2	38914-ATSY-0924

WHAT DID THE FUND INVEST IN? (as of July 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Class Y net operating expenses increased 0.06% from prior year due to higher investor servicing fees resulting from an increase in new accounts.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Strategic Intermediate Municipal Fund	PAGE 3	38914-ATSY-0924

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager, or Franklin Templeton. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investment Management, LLC and Franklin Templeton which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Franklin Templeton with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC and Franklin Templeton. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In connection with the acquisition of Putnam Investments by Franklin Templeton, the Putnam Investments Code of Ethics was amended effective January 1, 2024 to reflect revised compliance processes, including: (i) Compliance with the Putnam Investments Code of Ethics will be viewed as compliance with the Franklin Templeton Code for certain Putnam employees who are dual-hatted in Franklin Templeton advisory entities (ii) Certain Franklin Templeton employees are required to hold shares of Putnam mutual funds at Putnam Investor Services, Inc. and (iii) Certain provisions of the Putnam Investments Code of Ethics are amended that are no longer needed due to organizational changes. Effective March 4, 2024, the majority of legacy Putnam employees transitioned to Franklin Templeton policies outlined in the Franklin Templeton Code.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Mr. McGreevey and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:
Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
July 31, 2024	$75,091	$ —	$7,657	$ —
July 31, 2023	$64,022	$ —	$7,657	$ —

For the fiscal years ended July 31, 2024 and July 31, 2023, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $1,038,454 and $249,400 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.
Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees
July 31, 2024	$ —	$861,963	$168,834	$1,030,797
July 31, 2023	$ —	$241,743	$ —	$241,743

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Strategic Intermediate Municipal
Fund

Financial Statements and Other Important Information

Annual | July 31, 2024

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Tax-Free Income Trust and Shareholders of Putnam Strategic Intermediate Municipal Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of Putnam Strategic Intermediate Municipal Fund (one of the funds constituting Putnam Tax-Free Income Trust, referred to hereafter as the “Fund”) as of July 31, 2024, the related statement of operations for the year ended July 31, 2024, the statement of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of JulyÊ31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2024 and the financial highlights for each of the five years in the period ended July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
September 13, 2024

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Strategic Intermediate Municipal Fund 1

The fund’s portfolio 7/31/24

Key to holding’s abbreviations

AGM    Assured Guaranty Municipal Corporation

AMBAC    AMBAC Indemnity Corporation

BAM    Build America Mutual

COP    Certificates of Participation

FHA Insd.    Federal Housing Administration Insured

FHLMC Coll.    Federal Home Loan Mortgage Corporation Collateralized

FNMA Coll.    Federal National Mortgage Association Collateralized

G.O. Bonds    General Obligation Bonds

GNMA Coll.    Government National Mortgage Association Collateralized

PSFG    Permanent School Fund Guaranteed

VRDN    Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.51% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (100.1%)*	Rating**	Principal amount	Value
Alabama (2.1%)
Black Belt Energy Gas Dist.
Mandatory Put Bonds (2/1/29), Ser. D-1, 5.50%, 6/1/49	A2	$2,000,000	$2,128,327
Mandatory Put Bonds (12/1/25), Ser. A-1, 4.00%, 12/1/49	A1	2,475,000	2,484,146
Black Belt Energy Gas Dist., Gas Supply Mandatory Put Bonds (6/1/27), Ser. D-1, 4.00%, 7/1/52	Aa1	1,000,000	1,008,066
Energy Southeast Cooperative Dist. Energy Supply
Mandatory Put Bonds (11/1/31), Ser. B-1, 5.75%, 4/1/54	A1	5,000,000	5,556,328
Mandatory Put Bonds (6/1/32), Ser. B, 5.25%, 7/1/54	A1	8,000,000	8,661,518
Jefferson, Cnty. Rev. Bonds, (Refunding warrants), 5.00%, 9/15/34	AA+	1,075,000	1,112,119
Southeast Energy Auth. Commodity Supply
Mandatory Put Bonds (12/1/29), Ser. A-1, 5.50%, 1/1/53	A1	1,350,000	1,451,343
Mandatory Put Bonds (8/1/28), Ser. B-1, 5.00%, 5/1/53	A2	3,000,000	3,135,134
UAB Medicine Fin. Auth. 5.00%, 9/1/32	Aa3	6,000,000	6,175,034
			31,712,015
Alaska (0.3%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/49	A+/F	1,690,000	1,565,465
4.00%, 10/1/39	A+/F	2,445,000	2,395,371
4.00%, 10/1/38	A+/F	555,000	545,830
			4,506,666
Arizona (1.8%)
AZ State Indl. Dev. Auth. Rev. Bonds
(Equitable School Revolving Fund, LLC), 5.00%, 11/1/41	A	850,000	915,834
(Equitable School Revolving Fund, LLC), 5.00%, 11/1/40	A	650,000	703,710
(Equitable School Revolving Fund, LLC), 5.00%, 11/1/39	A	780,000	849,239
(Equitable School Revolving Fund, LLC), 5.00%, 11/1/38	A	450,000	491,576
(Equitable School Revolving Fund, LLC), Ser. A, 5.00%, 11/1/38	A	2,740,000	2,874,347
(Equitable School Revolving Fund, LLC), 5.00%, 11/1/34	A	1,000,000	1,060,734
Ser. 19-2, Class A, 3.625%, 5/20/33	BBB	6,030,066	5,725,501
AZ State Indl. Dev. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (9/1/26), (Unity At West Glendale), 5.00%, 3/1/45	Aaa	1,000,000	1,027,503
Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.)
4.00%, 5/15/31	BB+/F	1,000,000	961,345
4.00%, 5/15/29	BB+/F	1,000,000	972,742
Maricopa Cnty., Indl. Dev. Auth. Rev. Bonds, (Banner Hlth.), Ser. A, 4.00%, 1/1/44	AA–	2,360,000	2,325,477
Pima Cnty., Indl. Dev. Auth. Sr. Living 144A Rev. Bonds, (La Posada at Park Centre, Inc.), 6.25%, 11/15/35	BBB+/P	2,750,000	2,984,752
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	1,000,000	1,079,180
5.25%, 12/1/25	A3	5,000,000	5,106,662
			27,078,602
California (10.4%)
Anaheim, Union High School Dist. G.O. Bonds, 3.00%, 8/1/38	Aa2	3,000,000	2,694,962
Antioch, Unified School Dist. G.O. Bonds, BAM, 3.00%, 8/1/34	AA	1,185,000	1,088,776
CA Cmnty. Choice Fin. Auth. Mandatory Put Bonds (4/1/32), Ser. A-1, 5.00%, 5/1/54	A1	7,200,000	7,790,916
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds, (Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	250,000	221,759
CA Hsg. Fin. Agcy. Rev. Bonds, Ser. 2, Class A, 4.00%, 3/20/33	BBB+	1,081,506	1,098,121
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	878,290	843,063

2	Strategic Intermediate Municipal Fund

MUNICIPAL BONDS AND NOTES (100.1%)* cont.	Rating**	Principal amount	Value
California cont.
CA Muni. Fin. Auth. 144A Rev. Bonds, (CA Baptist U.), Ser. A, 4.00%, 11/1/26	BB/P	$1,470,000	$1,461,493
CA State Charter School Fin. Auth. 144A Rev. Bonds, (Aspire Pub. Schools), 5.00%, 8/1/36	BBB	3,225,000	3,254,987
CA State Edl. Fac. Auth. Rev. Bonds
(St. Mary’s College of CA), 5.25%, 10/1/35	BBB–	1,015,000	1,121,231
(St. Mary’s College of CA), 5.25%, 10/1/34	BBB–	1,000,000	1,110,674
(St. Mary’s College of CA), 5.00%, 10/1/38	BBB–	500,000	537,054
(St. Mary’s College of CA), 5.00%, 10/1/37	BBB–	700,000	755,568
(U. of the Pacific), 5.00%, 11/1/36	A2	2,580,000	2,616,818
(St. Mary’s College of CA), 5.00%, 10/1/36	BBB–	700,000	756,920
CA State Enterprise Dev. Auth. Student Hsg. Rev. Bonds, (Provident Group-SDSU Properties, LLC), Ser. A, 5.00%, 8/1/28	Baa3	150,000	155,125
CA State Hlth. Fac. Fin. Auth.
5.00%, 9/1/34	Baa2	1,590,000	1,615,423
5.00%, 9/1/32	Baa2	1,435,000	1,458,195
5.00%, 9/1/30	Baa2	1,300,000	1,322,027
CA State Hlth. Fac. Fin. Auth. Rev. Bonds, (Lundquist Inst. For Biomedical Innovation at Harbor-UCLA Med)
5.00%, 9/1/38	Baa2	1,485,000	1,498,623
5.00%, 9/1/36	Baa2	1,505,000	1,524,160
5.00%, 9/1/35	Baa2	1,615,000	1,638,954
CA State Hsg. Fin. Agcy. Multi-Fam. Tax-Exmpt Mortgage-Backed Rev. Bonds, (OAHS Ocean View LP), FNMA Coll., 4.33%, 2/1/42	Aaa	5,000,000	5,075,612
CA State Hsg. Fin. Agcy. Multi-Fam. Tax-Exmpt Mortgage-Backed Rev. Bonds, (OAHS Playa Del Alameda LP), FNMA Coll., 4.25%, 8/1/41	Aaa	3,000,000	3,036,984
CA State Infrastructure & Econ. Dev. Bank 5.00%, 7/1/44	BBB+	2,000,000	2,132,209
CA State Infrastructure & Econ. Dev. Bank Mandatory Put Bonds (6/1/26), (Museum Associates), 4.21%, 12/1/50	A3	1,000,000	999,793
CA State Infrastructure & Econ. Dev. Bank 144A Rev. Bonds, (DesertXpress Enterprises, LLC), 8.00%, 1/1/50	C/P	2,300,000	2,331,642
CA State Muni. Fin. Auth. Rev. Bonds
(CHF-Davis I, LLC), BAM, 5.00%, 5/15/40	AA	5,690,000	5,966,309
(CHF-Riverside II, LLC), 5.00%, 5/15/34	Baa3	915,000	976,963
(HumanGood Oblig. Group), Ser. A, 4.00%, 10/1/32	A–/F	1,000,000	1,007,368
CA State Muni. Fin. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (8/1/27), (Terracina At Westpark Apt.), 3.20%, 9/1/45	Aaa	5,500,000	5,502,851
CA State Poll Control Fin. Auth. Wtr. Fac. Mandatory Put Bonds (9/1/28), (American Wtr. Cap. Corp.), 3.70%, 8/1/40	A	3,000,000	3,017,522
CA State Pub. Wks. Board Rev. Bonds, Ser. E, 5.00%, 9/1/34	Aa3	900,000	902,155
CA State Statewide Communities Dev. Auth. Hosp. Rev. Bonds, (Methodist Hosp. of Southern CA), 5.00%, 1/1/48	Aa2	4,500,000	4,684,221
CA State U. Mandatory Put Bonds (11/1/26), Ser. B-2, 0.55%, 11/1/49	Aa2	1,000,000	913,996
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(St. John’s Partners), Ser. F, 4.50%, 8/15/30	AA+	15,000,000	15,211,185
(Odd Fellows Home of CA), 4.00%, 4/1/43	AA–	1,900,000	1,918,184
CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds, (Lancer Edl. Student Hsg.), Ser. A, 3.00%, 6/1/29	BB/P	1,150,000	1,096,949
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. B-1, 3.85%, 6/1/50	BBB–	2,225,000	2,117,235
Imperial Cnty., Local Trans. Auth. Sales Tax Rev. Bonds, Ser. E, AGM, 5.00%, 6/1/32	AA	7,305,000	7,718,942
Los Angeles Cnty., Dev. Auth. Multi-Fam. Hsg.
Mandatory Put Bonds (12/1/26), (West Los Angeles, Veteran Administration Bldg. 1), 3.75%, 12/1/46	Aaa	2,500,000	2,510,735
Mandatory Put Bonds (7/1/26), (VA Building 402), 3.375%, 1/1/46	Aaa	3,250,000	3,242,964
Los Angeles, Dept. of Arpt. Rev. Bonds
5.00%, 5/15/31	Aa3	1,500,000	1,633,422
4.00%, 5/15/35	Aa3	600,000	611,434
Los Angeles, Dept. of Arpts. Rev. Bonds, Ser. A, 5.00%, 5/15/34	Aa2	5,700,000	5,752,697
Manteca, Unif. School Dist. G.O. Bonds, Ser. A, 3.00%, 8/1/41	Aa2	1,000,000	854,460
Port of Oakland Rev. Bonds
5.00%, 5/1/28	A2	740,000	780,812
5.00%, 5/1/28 (Escrowed to maturity)	AAA/P	10,000	10,752
San Diego, Multi-Fam. Hsg. Auth. Rev. Bonds, (Sea Breeze Gardens Preservation LP), Ser. E, FHLMC Coll., 4.20%, 6/1/40	Aaa	2,000,000	2,013,989

Strategic Intermediate Municipal Fund	3

MUNICIPAL BONDS AND NOTES (100.1%)* cont.	Rating**	Principal amount	Value
California cont.
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds
Ser. C, 5.50%, 5/1/39	A1	$8,850,000	$10,067,265
Ser. A, 5.00%, 5/1/35	A1	1,900,000	2,050,459
Ser. A, 5.00%, 5/1/32	A1	4,900,000	5,311,684
Ser. A, 5.00%, 5/1/30	A1	1,000,000	1,077,101
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. VRDN, Ser. B, 2.60%, 5/1/58	VMIG 1	10,500,000	10,500,000
Sierra View, Local Hlth. Care Dist. Rev. Bonds
5.00%, 7/1/30	A–/F	620,000	659,469
5.00%, 7/1/27	A–/F	625,000	648,431
4.00%, 7/1/26	A–/F	300,000	301,725
4.00%, 7/1/25	A–/F	290,000	290,665
Tobacco Securitization Auth. of Southern CA Rev. Bonds, Ser. B-1, Class 2, 5.00%, 6/1/48	BBB–	7,065,000	7,153,538
			154,646,571
Colorado (0.8%)
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (CommonSpirit Hlth.), Ser. A, 5.00%, 11/1/25	A3	350,000	357,871
Denver City & Cnty., Arpt. Rev. Bonds, Ser. D, 5.75%, 11/15/36	Aa3	3,000,000	3,691,032
E-470 Pub. Hwy. Auth. Mandatory Put Bonds (9/1/24), Ser. B, 3.921%, 9/1/39 (Prerefunded 8/30/24)	A1	4,000,000	4,000,342
Park Creek, Metro. Dist. Ltd. Property Tax Rev. Bonds, Ser. A, AGM, 5.00%, 12/1/43	AA	1,500,000	1,621,907
Regl. Trans. Dist. Rev. Bonds, (Denver Transit Partners, LLC), 3.00%, 7/15/37	Baa1	850,000	764,338
Sterling Ranch Cmnty. Auth. Board Special Assmt. Bonds, (Metro. Dist. No. 1), 5.625%, 12/1/43	BB/P	1,425,000	1,478,669
Vauxmont, Metro. Dist. G.O. Bonds, AGM, 5.00%, 12/15/30	AA	125,000	129,473
			12,043,632
Connecticut (0.9%)
CT State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (7/1/26), (Yale U.), Ser. A-2, 2.00%, 7/1/42	Aaa	1,050,000	1,017,669
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Masonicare Issue), Ser. F, 5.00%, 7/1/34	A–/F	1,250,000	1,263,824
(Stamford Hosp. Oblig. Group (The)), Ser. M, 5.00%, 7/1/34	BBB+	1,400,000	1,505,710
(Masonicare Issue), Ser. F, 5.00%, 7/1/33	A–/F	250,000	252,811
(U. of New Haven), 5.00%, 7/1/28	BBB–	550,000	565,781
CT State Hsg. Fin. Auth. Mtge. Program Rev. Bonds, Ser. A-1, 2.875%, 11/15/30	Aaa	2,250,000	2,105,035
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	4,000,000	4,028,057
U. of CT Rev. Bonds, Ser. A, 5.50%, 11/15/53	Aa3	3,000,000	3,416,966
			14,155,853
Delaware (0.6%)
DE State Econ. Dev. Auth. Rev. Bonds, (ASPIRA Charter School), Ser. A, 5.00%, 6/1/36	BB	1,000,000	1,010,925
DE State Hsg. Auth. Multi-Fam. Hsg. (Luther Towers Preservation LP), FNMA Coll., 4.65%, 1/1/41	Aaa	7,320,000	7,573,946
			8,584,871
District of Columbia (0.7%)
DC Rev. Bonds
(KIPP DC), Ser. A, 5.00%, 7/1/48	BBB+	1,250,000	1,266,297
(Ingleside Presbyterian Retirement Cmnty.), Ser. A, 5.00%, 7/1/37	BB/P	1,200,000	1,208,033
(Latin American Montessori Bilingual Pub. Charter School Oblig. Group), 4.00%, 6/1/30	BB+	1,745,000	1,729,699
Metro. DC Arpt. Auth. Rev. Bonds, Ser. A
5.00%, 10/1/31	Aa3	1,000,000	1,064,510
5.00%, 10/1/30	Aa3	910,000	981,922
Metro. DC Arpt. Auth. Aviation Syst. Rev. Bonds, Ser. A, 5.00%, 10/1/35	Aa3	3,000,000	3,116,095
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail & Cap. Impt. Proj.) 4.00%, 10/1/53T	A–	660,000	615,734
(Dulles Metrorail & Cap. Impt. Proj.) Ser. B, 4.00%, 10/1/44T	A–	665,000	644,844
			10,627,134
Florida (6.2%)
Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. A, 5.00%, 10/1/36	A1	1,500,000	1,578,317
Broward Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg.
Mandatory Put Bonds (3/1/26), (Pinnacle 441 Phase 2, LLC), 4.05%, 9/1/56	Aaa	2,000,000	2,016,716
Mandatory Put Bonds (4/1/26), (St. Joseph Manor II, LLLP), 3.50%, 4/1/41	Aaa	4,000,000	4,000,286
Mandatory Put Bonds (3/1/26), (Palms of Deerfield Townhomes, LLC (The)), 3.40%, 3/1/57	Aaa	1,400,000	1,393,006
Cap. Projects Fin. Auth. Rev. Bonds, (CAPFA Cap. Corp. 2000F), Ser. A-1, 5.00%, 10/1/33	Baa3	1,500,000	1,565,403

4	Strategic Intermediate Municipal Fund

MUNICIPAL BONDS AND NOTES (100.1%)* cont.	Rating**	Principal amount	Value
Florida cont.
Cap. Projects Fin. Auth. Student Hsg. Rev. Bonds, (FL U.), Ser. A-1
5.00%, 10/1/35	Baa3	$500,000	$518,714
5.00%, 10/1/32	Baa3	1,000,000	1,045,700
5.00%, 10/1/31	Baa3	1,500,000	1,572,090
Cap. Trust Agcy. 144A Rev. Bonds, (WFCS Holdings II, LLC), Ser. A-1, 3.30%, 1/1/31	BB/P	480,000	455,909
Collier Cnty., Indl. Dev. Auth. Rev. Bonds, (NCH Hlth. Care Syst., Inc.), Ser. A, AGM
5.00%, 10/1/44	AA	1,120,000	1,228,497
5.00%, 10/1/43	AA	1,000,000	1,100,676
5.00%, 10/1/42	AA	800,000	885,291
5.00%, 10/1/41	AA	600,000	666,364
5.00%, 10/1/40	AA	500,000	557,374
Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4.25%, 5/1/34	A	360,000	360,026
FL State Dept. of Mgt. Svcs. COP, Ser. A, 3.00%, 11/1/35	Aa1	1,000,000	930,040
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (River City Ed.), 5.00%, 7/1/31	Baa3	325,000	339,510
FL State Dev. Fin. Corp. Ed. Fac. 144A Rev. Bonds, (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 3.00%, 7/1/31	BB/P	185,000	172,954
FL State Dev. Fin. Corp. Hlth. Care Fac. Rev. Bonds, (Shands Jacksonville Med. Ctr.), 5.00%, 2/1/52	Ba1	4,500,000	4,476,023
FL State Hsg. Fin. Corp.
Mandatory Put Bonds (2/1/26), (Northside Property III, Ltd.), GNMA Coll., 5.00%, 2/1/27	AA+	2,000,000	2,046,851
Mandatory Put Bonds (10/1/26), (Brownsville Village V, Ltd.), GNMA Coll., 3.35%, 10/1/27	AA+	2,250,000	2,244,228
Greater Orlando, Aviation Auth. Arpt. Fac. Rev. Bonds, Ser. A, 5.00%, 10/1/35	AA–	7,500,000	7,724,772
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A–	1,375,000	1,391,602
Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, (Taylor Ranch)
6.125%, 5/1/43	BB–/P	1,245,000	1,329,074
5.45%, 5/1/33	BB–/P	2,660,000	2,807,594
Lee Cnty., Indl. Dev. Auth. Rev. Bonds, (Shell Point), 4.75%, 11/15/29	BBB+	1,300,000	1,303,545
Miami-Dade Cnty., Aviation Rev. Bonds, Ser. A
5.00%, 10/1/44	A+	8,000,000	8,257,790
5.00%, 10/1/35##	A+	8,500,000	9,329,452
Miami-Dade Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg.
Mandatory Put Bonds (9/1/25), (Quail Roost Transit Village, Ltd.), 5.00%, 9/1/26	AA+	4,000,000	4,048,008
Mandatory Put Bonds (10/1/26), (St. Mary Towers Apt. LLLP), 3.40%, 4/1/41	Aaa	1,750,000	1,747,493
Miami-Dade Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg. Rev. Bonds, (Cutler Vista Hsg.), 5.00%, 3/1/27	AA+	3,000,000	3,051,345
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds
(Orlando Hlth.), 5.00%, 10/1/40	A+	1,000,000	1,102,266
(Orlando Hlth.), 5.00%, 10/1/39	A+	1,500,000	1,666,083
(Orlando Hlth.), 5.00%, 10/1/38	A+	1,000,000	1,119,178
(Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A–/F	1,000,000	1,000,971
Palm Beach Cnty., Rev. Bonds, (Provident Group-PBAU Properties, LLC), 5.00%, 4/1/29	Ba1	440,000	443,611
Palm Beach Cnty., 144A Rev. Bonds
(PBAU Hsg.), Ser. A, 5.00%, 4/1/39	Ba1	2,000,000	2,010,793
(Provident Group-LU Properties, LLC), 4.25%, 6/1/31	BB–/P	1,200,000	1,158,477
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A–/F	2,000,000	2,047,172
Palm Beach Cnty., School Board COP, Ser. C, 5.00%, 8/1/31 (Prerefunded 8/1/24)	Aa3	5,400,000	5,400,000
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	BBB/P	1,895,000	1,934,828
South Broward, Hosp. Dist. Rev. Bonds, 3.00%, 5/1/34	AA	1,190,000	1,085,399
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	240,000	240,178
St. John’s Cnty., Indl. Dev. Auth. Rev. Bonds, (Life Care Ponte Vedra Oblig. Group), Ser. A
4.00%, 12/15/31	BB+/F	200,000	190,513
4.00%, 12/15/30	BB+/F	195,000	186,927
4.00%, 12/15/29	BB+/F	215,000	207,127
Village Cmnty. Dev. Dist. No. 15 144A Special Assmt. Bonds
4.85%, 5/1/38	BB/P	1,000,000	1,029,772
4.375%, 5/1/33	BB/P	1,000,000	1,020,098
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 1.875%, 5/1/25	BB–/P	175,000	172,956
			92,160,999

Strategic Intermediate Municipal Fund	5

MUNICIPAL BONDS AND NOTES (100.1%)* cont.	Rating**	Principal amount	Value
Georgia (6.4%)
Atlanta, Arpt. Rev. Bonds, (Dept. of Aviation), Ser. B, 5.00%, 7/1/30	Aa3	$3,500,000	$3,772,802
Atlanta, Wtr. & Waste Wtr. Rev. Bonds, 5.00%, 11/1/40	Aa2	13,720,000	13,842,653
Burke Cnty., Dev. Auth. Poll. Control
Mandatory Put Bonds (3/12/27), (GA Pwr. Co.), 3.375%, 11/1/53	A	2,500,000	2,502,823
Mandatory Put Bonds (8/19/25), (GA Pwr. Co.), 2.875%, 12/1/49	A	4,250,000	4,201,833
Mandatory Put Bonds (2/3/25), (Oglethorpe Pwr. Corp.), 1.50%, 1/1/40	Baa1	1,600,000	1,570,683
Coweta Cnty., Wtr. & Sewage Auth. Rev. Bonds
5.00%, 6/1/54	AA+	3,500,000	3,824,847
5.00%, 6/1/49	AA+	1,500,000	1,654,212
DeKalb Cnty., Hsg. Auth. Multi-Fam. Hsg. (Kensington Station), Ser. A, 4.00%, 12/1/33	A+	4,500,000	4,490,564
DeKalb Cnty., Hsg. Auth. Multi-Fam. Hsg. Rev. Bonds, (HADC Pk. at 500, LLC), 4.00%, 3/1/34	A+	16,000,000	15,898,078
Geo L Smith Congress Ctr. Auth. Rev. Bonds, (Signia Hotel Mgt., LLC), Ser. B, 3.625%, 1/1/31	BB–/P	4,000,000	3,836,400
Main Street Natural Gas, Inc. Gas Supply
Mandatory Put Bonds (3/1/32), Ser. B, 5.00%, 12/1/54	Aa1	7,250,000	7,814,942
Mandatory Put Bonds (9/1/31), Ser. A, 5.00%, 5/1/54	Aa1	2,500,000	2,685,417
Mandatory Put Bonds (6/1/31), Ser. E-1, 5.00%, 12/1/53	Aa1	5,000,000	5,356,800
Mandatory Put Bonds (9/1/27), Ser. A, 4.00%, 7/1/52	Aa1	10,000,000	10,078,860
Mandatory Put Bonds (12/1/28), Ser. C, 4.00%, 5/1/52	A3	1,500,000	1,510,268
Mandatory Put Bonds (9/1/26), Ser. C, 4.00%, 3/1/50	A3	820,000	823,130
Mandatory Put Bonds (12/2/24), Ser. B, 4.00%, 8/1/49	Aa2	8,000,000	8,005,125
Muni. Election Auth. of GA Rev. Bonds
(Plant Vogtle Units 3 & 4), AGM, 5.00%, 7/1/39	AA	1,000,000	1,102,469
Ser. A, 5.00%, 1/1/34	A2	2,295,000	2,440,441
(Plant Vogtle Units 3 & 4), 4.00%, 1/1/46	BBB+	330,000	317,056
			95,729,403
Guam (0.1%)
Territory of GU, Wtr. & Waste Wtr. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/26	A–	750,000	772,694
5.00%, 7/1/25	A–	700,000	710,256
			1,482,950
Hawaii (0.3%)
Honolulu City & Cnty., Multi-Fam. Mandatory Put Bonds (6/1/26), (Komohale Mauakea Venture LP), 5.00%, 6/1/27	Aaa	5,000,000	5,141,766
			5,141,766
Illinois (6.8%)
Chicago, G.O. Bonds, Ser. A
5.00%, 1/1/35	BBB+	3,000,000	3,231,597
4.00%, 1/1/36	BBB+	1,000,000	998,784
Chicago, Board of Ed. G.O. Bonds, Ser. A, 5.00%, 12/1/39	BB+	1,000,000	1,035,198
Chicago, Midway Intl. Arpt. Rev. Bonds, Ser. A, BAM
5.75%, 1/1/43	AA	1,250,000	1,408,792
5.75%, 1/1/42	AA	1,000,000	1,131,781
5.75%, 1/1/41	AA	500,000	568,016
Chicago, O’Hare Intl. Arpt. Rev. Bonds
BAM, 5.25%, 1/1/40	AA	1,700,000	1,896,586
BAM, 5.25%, 1/1/39	AA	1,195,000	1,340,841
Ser. A, 5.00%, 1/1/34	A+	5,600,000	5,618,167
Ser. A, 5.00%, 1/1/33	A+	1,715,000	1,720,612
Ser. B, 5.00%, 1/1/32	A+	5,840,000	5,867,831
Chicago, Park. Dist. G.O. Bonds, Ser. A, 5.00%, 1/1/47	AA–	1,500,000	1,601,361
Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. C
5.00%, 1/1/34	A+	400,000	401,879
5.00%, 1/1/33	A+	405,000	406,974
IL Fin. Auth. Lease Rev. Bonds, (U. of IL at Urbana-Champaign), 5.50%, 10/1/57	Aa2	5,245,000	5,615,723
IL State G.O. Bonds
Ser. B, 5.25%, 5/1/39	A3	5,900,000	6,546,441
5.00%, 11/1/41	A3	600,000	608,971
5.00%, 1/1/41	A3	340,000	343,523
5.00%, 11/1/34	A3	1,650,000	1,691,317
4.125%, 11/1/31	A3	830,000	836,230
4.00%, 1/1/31	A3	695,000	696,285

6	Strategic Intermediate Municipal Fund

MUNICIPAL BONDS AND NOTES (100.1%)* cont.	Rating**	Principal amount	Value
Illinois cont.
IL State Fin. Auth. Rev. Bonds
(Ascension Hlth. Credit Group), Ser. C, 5.00%, 2/15/34	AA+	$1,100,000	$1,144,842
(Rosalind Franklin U. of Medicine and Science), Ser. A, 5.00%, 8/1/31	BBB+	400,000	412,612
(Art Institute of Chicago (The)), 5.00%, 3/1/30	AA	1,500,000	1,540,375
IL State Fin. Auth. 144A Rev. Bonds, (Acero Charter Schools, Inc.)
4.00%, 10/1/34	BB+	445,000	433,719
4.00%, 10/1/33	BB+	1,060,000	1,039,216
4.00%, 10/1/32	BB+	685,000	674,184
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds
(U. of IL Chicago), 5.00%, 2/15/50	Baa3	460,000	454,109
(CHF-Chicago, LLC), 5.00%, 2/15/47	Baa3	500,000	499,984
IL State Fin. Auth. Wtr. Fac. Mandatory Put Bonds (9/1/28), 3.875%, 5/1/40	A	2,250,000	2,254,418
IL State Hsg. Dev. Auth. Rev. Bonds, Ser. A, GNMA Coll., FNMA Coll., FHLMC Coll., 3.125%, 2/1/47	Aaa	11,940,630	10,603,373
IL State Hsg. Dev. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (6/1/25), (South Shore Preservation LP), FHA Insd., 4.00%, 6/1/26	Aaa	5,500,000	5,521,568
IL State Toll Hwy. Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/40	Aa3	12,850,000	12,968,238
Ser. B, 5.00%, 1/1/40	Aa3	10,000,000	10,175,550
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. B, 5.00%, 12/15/33	A	300,000	313,308
Romeoville, Rev. Bonds, (Lewis U.)
5.00%, 10/1/29	BBB	975,000	977,718
5.00%, 10/1/27	BBB	860,000	862,481
5.00%, 10/1/26	BBB	500,000	501,390
St. Clair Cnty., Cmnty. Cahokia Unit School Dist. No. 187 G.O. Bonds
Ser. A, AGM, 5.00%, 1/1/44	AA	260,000	280,086
Ser. A, AGM, 5.00%, 1/1/43	AA	500,000	540,529
Ser. B, AGM, 5.00%, 1/1/43	AA	1,350,000	1,459,429
Ser. A, AGM, 5.00%, 1/1/42	AA	475,000	515,919
Ser. B, AGM, 5.00%, 1/1/42	AA	225,000	244,383
Ser. A, AGM, 5.00%, 1/1/41	AA	400,000	436,281
Ser. B, AGM, 5.00%, 1/1/41	AA	210,000	229,047
Ser. A, AGM, 5.00%, 1/1/40	AA	325,000	356,108
Ser. B, AGM, 5.00%, 1/1/40	AA	210,000	230,101
U. of IL Rev. Bonds, (Hlth. Svcs. Fac. Syst.)
5.50%, 10/1/41	A2	1,660,000	1,864,007
5.50%, 10/1/40	A2	605,000	680,244
5.50%, 10/1/39	A2	380,000	429,691
			101,209,819
Indiana (1.6%)
IN State Fin. Auth. Waste Wtr. Util. Rev. Bonds, (CWA Auth., Inc.)
5.00%, 10/1/42	AA	1,350,000	1,512,366
5.00%, 10/1/41	AA	1,000,000	1,126,205
5.00%, 10/1/40	AA	615,000	697,715
5.00%, 10/1/39	AA	600,000	685,302
5.00%, 10/1/38	AA	500,000	573,606
IN State Fin. Auth. Wtr. Util. Rev. Bonds, (Board of Directors for Dept. of Pub. Util. of Indianapolis), Ser. 23-A, 5.00%, 10/1/40	AA	1,500,000	1,684,836
Indianapolis, Local Pub. Impt. Bond Bk. Rev. Bonds, Ser. A, 5.00%, 2/1/44	Aa1	1,175,000	1,234,867
Rockport, Poll. Control Rev. Bonds, (AEP Generating Co.), 3.125%, 7/1/25	BBB+	4,150,000	4,107,252
Whiting, Env. Fac. Mandatory Put Bonds (6/5/26), (BP Products North America, Inc.), Ser. A, 5.00%, 12/1/44	A1	12,035,000	12,289,318
			23,911,467
Iowa (0.1%)
IA State Fin. Auth. Rev. Bonds
(Lifespace Cmnty., Inc.), Ser. B, 6.60%, 5/15/28	BBB/F	1,185,000	1,236,736
(Lifespace Cmnty., Inc. Oblig. Group), Ser. A, 4.00%, 5/15/46	BBB/F	1,150,000	983,325
			2,220,061
Kentucky (2.5%)
Columbia Edl. Dev. Rev. Bonds, (Lindsey Wilson College), 5.00%, 12/1/33	BBB	3,000,000	2,997,581
KY Econ. Dev. Fin. Auth. Rev. Bonds, (KY Wired Infrastructure Co., Inc.), 5.00%, 7/1/30	Baa1	2,080,000	2,096,386

Strategic Intermediate Municipal Fund	7

MUNICIPAL BONDS AND NOTES (100.1%)* cont.	Rating**	Principal amount	Value
Kentucky cont.
KY State Pub. Energy Auth. Gas Supply 5.00%, 1/1/55	A1	$3,750,000	$4,038,085
KY State Pub. Energy Auth. Gas Supply
Mandatory Put Bonds (7/1/30), Ser. A, 5.00%, 5/1/55	A2	5,750,000	6,095,666
Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A1	675,000	676,618
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A, 5.00%, 10/1/41	A	4,700,000	5,090,369
(Norton Healthcare), Ser. A, 5.00%, 10/1/31	A	2,750,000	2,811,780
Louisville and Jefferson Cnty., Metro. Govt. Poll. Control Mandatory Put Bonds (7/1/26), (Louisville Gas and Elec. Co.), 1.75%, 2/1/35	A1	5,000,000	4,826,942
Rural Wtr. Fin. Agcy. Rev. Bonds, Ser. A, 3.90%, 11/1/25	AAA/P	3,000,000	2,999,955
Trimble Cnty., Env. Fac. Mandatory Put Bonds (6/1/27), (Louisville Gas and Elec. Co.), 4.70%, 6/1/54	A1	5,000,000	5,039,027
			36,672,409
Louisiana (0.1%)
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	Baa3	2,000,000	1,936,686
			1,936,686
Maryland (0.3%)
Frederick Cnty., Tax Alloc. Bonds, (Oakdale-Lake Linganore Dev. Dist.), 3.25%, 7/1/29	BBB–/P	890,000	842,249
Frederick Cnty., Edl. Fac. 144A Rev. Bonds, (Mount. St. Mary’s U., Inc.), Ser. A, 5.00%, 9/1/27	BB+	2,045,000	2,068,771
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	300,000	305,546
MD State Econ. Dev. Corp. Tax Alloc. Bonds, (Port Covington Dev. Dist.), 3.25%, 9/1/30	BB/P	1,350,000	1,263,095
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Stevenson U.), 4.00%, 6/1/34	BBB–	250,000	245,754
			4,725,415
Massachusetts (1.6%)
MA State Dept. Trans. Metro. Hwy. Syst. VRDN, Ser. A-1, 3.37%, 1/1/37	VMIG 1	7,500,000	7,500,000
MA State Dev. Fin. Agcy. Rev. Bonds, (Lasell U.), 4.00%, 7/1/40	BB	4,005,000	3,465,327
MA State Dev. Fin. Agcy. VRDN, (Boston U.), Ser. U-6E, 4.05%, 10/1/42	VMIG 1	4,185,000	4,185,000
MA State Dev. Fin. Agcy. 144A Rev. Bonds, (Loomis Oblig. Group), 4.00%, 1/1/26	BBB	320,000	320,166
MA State Dev. Fin. Agcy. VRDN (Boston U.), Ser. U-6C, 3.95%, 10/1/42	VMIG 1	950,000	950,000
MA State Hlth. & Edl. Fac. Auth. (President and Fellows of Harvard College), Ser. R, 3.10%, 11/1/49	VMIG 1	1,000,000	1,000,000
MA State Hlth. & Edl. Fac. Auth. VRDN (Baystate Total Home Care, Inc.), 4.05%, 7/1/39	A-1+	5,500,000	5,500,000
MA State Hsg. Fin. Agcy. Mandatory Put Bonds (6/1/25), Ser. 216, FHLMC Coll., FNMA Coll., GNMA Coll., 1.85%, 12/1/50	Aa1	1,000,000	981,860
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. D, 3.10%, 6/1/30	AA+	720,000	682,359
			24,584,712
Michigan (1.9%)
Detroit, Ser. B, 6.844%, 5/1/28	Baa2	620,000	635,310
Detroit, G.O. Bonds
5.50%, 4/1/34	Baa2	660,000	723,324
(Fin. Recvy.), Ser. B-1, 4.00%, 4/1/44	BB/P	4,500,000	3,625,054
Detroit, Downtown Dev. Auth. Tax Alloc. Bonds, 5.00%, 7/1/48	BBB+	2,000,000	2,105,031
Kalamazoo, Pub. Schools G.O. Bonds, Ser. I, AGM
5.00%, 5/1/48	AA	820,000	869,285
5.00%, 5/1/45	AA	885,000	948,262
Kentwood, Economic Dev. Corp. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/37	BBB–/F	1,000,000	1,008,322
MI State Bldg. Auth. Rev. Bonds, Ser. II, 5.00%, 10/15/41	Aa2	1,000,000	1,116,085
MI State Fin. Auth. Rev. Bonds
Ser. H-1, 5.00%, 10/1/39 (Prerefunded 10/1/24)	A+	525,000	525,732
(Local Govt. Loan Program — Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/35	A1	1,000,000	1,012,761
(Detroit, Regl. Convention Fac. Auth.), Ser. H-1, 5.00%, 10/1/28	A+	1,955,000	1,960,135
(Tobacco Settlement), Ser. A-1, 2.326%, 6/1/30	A	34,214	33,782
MI State Fin. Auth. Act 38 Fac. Sr. Rev. Bonds, (Provident Group — HFH Energy, LLC)
5.50%, 2/28/49	A3	750,000	836,285
5.25%, 2/28/43	A3	800,000	871,259
5.25%, 2/28/42	A3	625,000	682,703
5.25%, 2/28/41	A3	550,000	603,596
5.25%, 2/29/40	A3	500,000	553,502
4.125%, 2/29/44	A3	500,000	490,697

8	Strategic Intermediate Municipal Fund

MUNICIPAL BONDS AND NOTES (100.1%)* cont.	Rating**	Principal amount	Value
Michigan cont.
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds
(Lawrence Technological U.), 5.25%, 2/1/32	BBB–	$1,145,000	$1,160,683
(Lawrence Technological U.), 5.00%, 2/1/47	BBB–	2,000,000	1,889,997
(Lawrence Tech. U.), 4.00%, 2/1/32	BBB–	285,000	271,416
(Lawrence Tech. U.), 4.00%, 2/1/27	BBB–	140,000	137,472
MI State Strategic Fund Ltd. Oblig. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/34	BBB–/F	1,900,000	1,945,177
MI State U. Rev. Bonds, Ser. B, 5.00%, 2/15/44	Aa2	3,000,000	3,158,930
Wayne Cnty., Arpt. Auth. Rev. Bonds, Ser. F, 5.00%, 12/1/30	A1	1,840,000	1,866,873
			29,031,673
Minnesota (2.4%)
Duluth, COP, (Indpt. School Dist. No. 709), Ser. A, 4.00%, 3/1/32 (Prerefunded 3/1/27)	Baa1	2,715,000	2,781,932
Duluth, Econ. Dev. Auth. Rev. Bonds, (Benedictine Hlth. Syst. Oblig. Group), Ser. A, 4.00%, 7/1/31	BB/P	625,000	593,019
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds, (St. Luke’s Hosp. of Duluth Oblig. Group)
5.00%, 6/15/32	AA–	975,000	1,085,603
5.00%, 6/15/30	AA–	830,000	903,446
Hennepin Cnty., VRDN, Ser. B, 3.47%, 12/1/38	A-1+	2,000,000	2,000,000
Minneapolis, Hlth. Care Syst. Rev. Bonds, (Fairview Hlth. Svcs.), Ser. A, 5.00%, 11/15/33	Baa1	2,410,000	2,497,263
Minneapolis, Hlth. Care Syst. VRDN (Fairview Hlth. Svcs. Oblig. Group), Ser. B, 3.56%, 11/15/48	VMIG 1	4,500,000	4,500,000
MN State Higher Ed. Fac. Auth. Mandatory Put Bonds (10/1/27), (U. of St. Thomas), Ser. B-1, 5.00%, 10/1/53	A2	3,000,000	3,123,125
MN State Higher Ed. Fac. Auth. Rev. Bonds, (Augsburg U.), Ser. A, 5.00%, 5/1/46	Ba1	750,000	692,864
MN State Res. Hsg. Fin. Agcy. Ser. VRDN, GNMA Coll., FNMA Coll., FHLMC Coll., 3.50%, 1/1/41	VMIG 1	500,000	500,000
MN State Rural Wtr. Fin. Auth. Rev. Bonds, (Pub. Projects Construction), 4.375%, 4/1/25	AAA/P	2,000,000	2,000,963
Ramsey, Charter School Rev. Bonds, (PACT Charter School), Ser. A, 5.00%, 6/1/32	BB+	1,400,000	1,420,299
Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic)
Ser. A, 3.60%, 11/15/38	A-1+	6,500,000	6,500,000
Ser. B, 3.60%, 11/15/38	A-1+	2,000,000	2,000,000
Ser. B, 3.60%, 11/15/38	VMIG 1	1,500,000	1,500,000
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds, (Hmong College Prep Academy), 5.50%, 9/1/36	BB+	3,000,000	3,068,487
St. Paul, Port Auth. Dist. Energy Rev. Bonds, Ser. 23-4, 5.25%, 10/1/42	A–	1,000,000	1,029,342
			36,196,343
Missouri (2.4%)
Kansas City, Indl. Dev. auth. Arpt. Rev. Bonds, 5.00%, 3/1/35	A2	5,000,000	5,226,623
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
(Kansas City, Intl. Arpt.), 5.00%, 3/1/32	A2	1,000,000	1,055,421
(Kansas City Intl. Arpt.), 5.00%, 3/1/30	A2	1,540,000	1,646,112
MI State Hlth. & Edl. Fac. Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis)
5.00%, 5/1/28	BB+	1,775,000	1,786,982
4.00%, 5/1/43	BB+	1,750,000	1,438,039
4.00%, 5/1/40	BB+	615,000	523,705
4.00%, 5/1/39	BB+	3,750,000	3,245,151
4.00%, 5/1/37	BB+	2,600,000	2,315,738
MI State Hlth. & Edl. Fac. 144A Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/45	BB+	1,280,000	1,026,162
MI State Hlth. & Edl. Fac. Auth. Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis)
4.00%, 5/1/39	BB+	1,250,000	1,081,717
4.00%, 5/1/38	BB+	1,440,000	1,265,949
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Mercy Hlth.), 5.50%, 12/1/41	A1	2,100,000	2,390,321
(Mercy Hlth.), 5.50%, 12/1/40	A1	1,100,000	1,257,240
(Children’s Mercy Hosp. (The)), Ser. A, 4.00%, 5/15/42	AA–	3,195,000	3,130,663
MO State Hlth. & Edl. Fac. Auth. Hlth. Fac. Mandatory Put Bonds (5/1/26), (BJC Hlth. Care), Ser. B, 4.00%, 5/1/51	Aa2	1,000,000	1,010,354
MO State Hlth. & Edl. Fac. Auth. Hlth. Fac. Rev. Bonds, (Mercy Health), BAM, 4.00%, 11/15/42	AA	1,555,000	1,543,394
Plaza at Noah’s Ark Cmnty. Impt. Dist. Rev. Bonds
3.00%, 5/1/26	B+/P	275,000	269,111
3.00%, 5/1/25	B+/P	225,000	222,952

Strategic Intermediate Municipal Fund	9

MUNICIPAL BONDS AND NOTES (100.1%)* cont.	Rating**	Principal amount	Value
Missouri cont.
Poplar Bluff, Regl. Trans. Dist. Rev. Bonds, Ser. B
4.00%, 12/1/37	BBB	$2,300,000	$2,283,143
3.375%, 12/1/31	BBB	1,500,000	1,440,941
St. Louis, Arpt. Rev. Bonds, 5.00%, 7/1/30	A2	1,430,000	1,535,140
			35,694,858
Montana (0.1%)
Forsyth, Poll. Control Rev. Bonds, (NorthWestern Corp.), 3.875%, 7/1/28	A3	2,200,000	2,224,104
			2,224,104
Nebraska (0.4%)
Omaha, Pub. Pwr. Dist. Rev. Bonds, Ser. A, 5.00%, 2/1/46	Aa2	5,000,000	5,325,549
			5,325,549
Nevada (1.2%)
Clark Cnty., Poll. Control Mandatory Put Bonds (3/31/26), (NV Pwr. Co.), 3.75%, 1/1/36	A2	2,250,000	2,242,102
Clark Cnty., School Dist. G.O. Bonds, Ser. B, BAM, 3.00%, 6/15/36	AA	1,000,000	904,037
Humboldt Cnty., Poll. Control (Sierra Pacific Pwr. Co,)
3.55%, 10/1/29	A	2,000,000	2,004,519
3.55%, 10/1/29	A	2,000,000	2,003,568
Las Vegas, Convention and Visitors Auth. Convention Ctr. Expansion Rev. Bonds, (Cnty. of Clark & City of Las Vegas Combined Room Tax), Ser. A
5.00%, 7/1/43	Aa3	1,205,000	1,318,237
5.00%, 7/1/42	Aa3	1,200,000	1,318,694
5.00%, 7/1/41	Aa3	1,000,000	1,103,334
5.00%, 7/1/40	Aa3	1,550,000	1,717,712
5.00%, 7/1/39	Aa3	760,000	850,431
Washoe Cnty., Gas & Wtr. Fac. Mandatory Put Bonds (10/1/29), (Sierra Pacific Pwr. Co,), 3.625%, 3/1/36	A	3,000,000	3,002,454
Washoe Cnty., Wtr. Fac. Mandatory Put Bonds (10/1/29), (Sierra Pacific Pwr. Co,), 3.625%, 3/1/36	A	1,000,000	1,000,818
			17,465,906
New Hampshire (1.5%)
National Fin. Auth. Rev. Bonds
(NH Bus. Fin. Auth.), Ser. 24-1, Class A, 4.25%, 7/20/41	A+	2,989,295	2,942,070
(NH Bus. Fin. Auth.), Ser. 24-3, Class A, 4.163%, 10/20/41	A2	4,000,000	3,872,858
(NH Bus. Fin. Auth.), Ser. 23-2, 3.875%, 1/20/38	BBB	5,043,290	4,848,657
(Caritas Acquisitions VII, LLC), Ser. A, 3.75%, 8/15/30	BBB/P	1,050,000	1,008,744
(NH Bus. Fin. Auth.), Ser. 2, 3.625%, 8/20/39	A3	7,792,215	7,297,670
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds, (Southern NH Med. Ctr.), 5.00%, 10/1/37	A–	2,000,000	2,031,086
			22,001,085
New Jersey (1.7%)
Camden Cnty., Impt. Auth. Multi-Fam. Mandatory Put Bonds (3/1/26), 5.00%, 3/1/27	Aaa	4,000,000	4,098,902
NJ State Econ. Dev. Auth.
Mandatory Put Bonds (6/1/28), (American Wtr. Co., Inc.), 3.75%, 11/1/34	A1	3,000,000	3,020,146
Mandatory Put Bonds (12/3/29), (American Water Co., Inc.), 2.20%, 10/1/39	A1	3,500,000	3,107,175
NJ State Econ. Dev. Auth. Rev. Bonds, Ser. SSS
5.25%, 6/15/39	A2	1,000,000	1,145,883
5.25%, 6/15/38	A2	1,585,000	1,823,983
5.25%, 6/15/37	A2	1,060,000	1,223,852
NJ State Tpk. Auth. Rev. Bonds, Ser. C, 5.00%, 1/1/45##	AA–	3,500,000	3,855,620
NJ State Trans. Trust Fund Auth. Rev. Bonds
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	750,000	774,071
Ser. A, 4.25%, 6/15/40	A2	2,000,000	2,059,284
Passaic Cnty., Impt. Auth. Rev. Bonds, (Paterson Arts & Science Charter School), 4.25%, 7/1/33	BBB–	570,000	578,253
South Jersey, Trans. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 11/1/40	BBB+	2,500,000	2,708,417
5.00%, 11/1/38	BBB+	1,140,000	1,250,425
			25,646,011
New Mexico (1.1%)
Farmington, Poll. Control Mandatory Put Bonds (6/1/29), (Pub. Svcs. Co. of NM)
Ser. B, 3.875%, 6/1/40	Baa2	2,750,000	2,790,230
Ser. E, 3.875%, 6/1/40	Baa2	5,000,000	5,073,146
Farmington, Poll. Control Rev. Bonds, (Pub. Service Co. of NM), Ser. B, 2.15%, 4/1/33	Baa2	2,000,000	1,630,802

10	Strategic Intermediate Municipal Fund

MUNICIPAL BONDS AND NOTES (100.1%)* cont.	Rating**	Principal amount	Value
New Mexico cont.
NM State Mtge. Fin. Auth. Multi-Fam. Hsg.
Mandatory Put Bonds (9/1/25), (Mountain View II & III Apt.), 5.00%, 2/1/42	Aaa	$1,000,000	$1,010,572
Mandatory Put Bonds (6/1/25), (Santa Fe Apt.), 5.00%, 2/1/42	Aaa	4,750,000	4,762,076
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Res.), 5.00%, 5/15/42	BB+/F	980,000	965,176
			16,232,002
New York (9.8%)
Albany, Cap. Resource Corp. Rev. Bonds, (Empire Commons Student Hsg., Inc.)
5.00%, 5/1/26	A	400,000	407,260
Ser. A, 5.00%, 5/1/25	A	645,000	650,299
Build NY City Resource Corp. Rev. Bonds
(Classical Charter School, Inc.), 4.00%, 6/15/33	BBB–	970,000	964,414
(Global Cmnty. Charter School), 4.00%, 6/15/32	BB+	500,000	503,681
(Grand Concourse Academy Charter School), 3.40%, 7/1/27	BBB–	190,000	187,542
Build NY City Resource Corp. 144A Rev. Bonds
(Unity Preparatory Charter School of Brooklyn), 5.00%, 6/15/33	BB	665,000	715,256
(East Harlem Scholars Academy Charter School), 5.00%, 6/1/32	BB	375,000	396,517
Dutchess Cnty., Local Dev. Corp. Rev. Bonds, (Culinary Inst. of America (The)), 5.00%, 7/1/34	Baa2	500,000	520,474
Metro. Trans. Auth. VRDN
Ser. E-1, 4.02%, 11/15/50	VMIG 1	5,000,000	5,000,000
Ser. D-2, 4.00%, 11/1/35	VMIG 1	7,000,000	7,000,000
Monroe Cnty., Indl. Dev. Agcy. Multi-Fam. Rev. Bonds, (Andrews Terrace Cmnty. Partners LP), 4.72%, 1/1/44	Aaa	5,000,000	5,107,739
NY City, VRDN, (Fiscal 2023), Ser. A-4, 4.05%, 9/1/49	VMIG 1	1,500,000	1,500,000
NY City, Hsg. Dev. Corp. Mandatory Put Bonds (12/22/26), (Sustainable Dev.), Ser. F-2-B, FHA Insd., 3.40%, 11/1/62	AA+	12,750,000	12,705,677
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Mandatory Put Bonds (12/30/27), (Sustainable Dev.), Ser. A-2, 3.70%, 5/1/63	AA+	10,000,000	10,031,244
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Rev. Bonds, (Sustainability Bonds), Ser. I-1, FHA Insd., 2.55%, 11/1/45	AA+	6,255,000	4,576,052
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
Ser. EE, 5.00%, 6/15/45	Aa1	2,730,000	2,980,964
Ser. A, 5.00%, 6/15/43	Aa1	1,800,000	2,011,044
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. VRDN
Ser. DD-1, 4.05%, 6/15/43	VMIG 1	4,500,000	4,500,000
Ser. F-2, 4.05%, 6/15/35	VMIG 1	1,130,000	1,130,000
NY City, Transitional Fin. Auth. Rev. Bonds, (Future Tax Secd.), Ser. B1, 5.00%, 11/1/32 (Prerefunded 10/28/24)	AAA	9,000,000	9,042,132
NY State Dorm. Auth. (NY Inst. Of Tech.)
5.00%, 7/1/42	Baa2	870,000	943,001
5.00%, 7/1/41	Baa2	685,000	745,721
5.00%, 7/1/39	Baa2	1,000,000	1,102,800
5.00%, 7/1/38	Baa2	650,000	722,606
5.00%, 7/1/37	Baa2	345,000	385,158
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
Ser. A, 5.00%, 3/15/45	Aa1	4,000,000	4,427,184
Ser. A, 5.00%, 3/15/44	Aa1	4,000,000	4,446,155
Ser. A-3, 3.00%, 3/15/39	Aa1	7,915,000	7,040,047
NY State Energy Research & Dev. Auth. Poll. Control Rev. Bonds, (NY State Elec. & Gas Corp.), Ser. C, 4.00%, 4/1/34	A–	3,700,000	3,724,371
NY State Hsg. Fin. Agcy. Rev. Bonds, Ser. C, GNMA Coll., FNMA Coll., FHLMC Coll., 3.05%, 11/1/36	Aa2	1,500,000	1,339,532
NY State Hsg. Fin. Agcy. VRDN (8 East 102nd St., LLC), Ser. A, 3.50%, 5/1/44	VMIG 1	4,780,000	4,780,000
NY State Hsg. Fin. Agcy. Affordable Hsg. Rev. Bonds, (Sustainability Bonds), Ser. C-1, 4.50%, 11/1/43	Aa2	1,000,000	1,011,384
NY State Liberty Dev. Corp. Rev. Bonds, (Port Auth. of NY & NJ), Ser. 1WTC, 2.75%, 2/15/44	AA–	7,750,000	5,902,463
NY State Mtge. Agcy. Rev. Bonds, Ser. 196, 2.60%, 4/1/25	Aa1	750,000	744,221
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(Delta Air Lines, Inc.), 5.625%, 4/1/40	Baa3	4,000,000	4,328,198
(JFK New Terminal One, LLC), AGM, 5.50%, 6/30/42	AA	1,750,000	1,908,471
(JFK New Terminal One, LLC), 5.50%, 6/30/40	Baa3	875,000	951,255
(JFK New Terminal One, LLC), 5.50%, 6/30/39	Baa3	1,000,000	1,092,388
(JFK New Terminal One, LLC), 5.50%, 6/30/38	Baa3	2,000,000	2,193,854

Strategic Intermediate Municipal Fund	11

MUNICIPAL BONDS AND NOTES (100.1%)* cont.	Rating**	Principal amount	Value
New York cont.
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(Delta Air Lines, Inc.), 5.00%, 10/1/35	Baa3	$500,000	$526,249
(JFK Intl. Arpt. Term. 4, LLC), 5.00%, 12/1/29	Baa1	500,000	531,606
(American Airlines, Inc.), 2.25%, 8/1/26	BB–/F	105,000	101,752
NY State Urban Dev. Corp. Sales Tax Rev. Bonds, Ser. A, 5.00%, 3/15/44	Aa1	5,000,000	5,541,723
Oneida Indian Nation 144A (Oneida Indian Nation of NY), Ser. B, 6.00%, 9/1/43	BBB–/F	1,700,000	1,868,133
Port Auth. of NY & NJ Rev. Bonds
Ser. 218, 5.00%, 11/1/49T	Aa3	1,535,000	1,585,026
5.00%, 1/15/37	Aa3	1,000,000	1,080,970
5.00%, 1/15/36	Aa3	1,000,000	1,085,387
Ser. 197, 5.00%, 11/15/35	Aa3	5,000,000	5,134,757
Ser. 227, 3.00%, 10/1/27	Aa3	5,000,000	4,858,515
Triborough Bridge & Tunnel Auth. Sales Tax Ser. A-1, 5.00%, 5/15/49	AA+	4,000,000	4,354,890
			144,388,112
North Carolina (0.3%)
NC Agriculture & Tech. State U. Rev. Bonds
5.00%, 10/1/42	Aa3	950,000	1,043,840
5.00%, 10/1/41	Aa3	450,000	496,854
NC State Cap. Fac. Fin. Agcy. Edl. Fac. Rev. Bonds, (Campbell U.), Ser. A, 5.00%, 10/1/26	Baa2	1,250,000	1,278,436
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), Ser. C
5.00%, 3/1/28	BBB/F	365,000	372,174
5.00%, 3/1/27	BBB/F	460,000	466,541
5.00%, 3/1/26	BBB/F	440,000	443,443
4.00%, 3/1/29	BBB/F	755,000	743,180
			4,844,468
North Dakota (0.6%)
Cass Cnty., Joint Wtr. Resource Dist. G.O. Bonds, Ser. A, 3.45%, 4/1/27	Aa3	8,000,000	8,050,215
Horace, G.O. Bonds, Ser. B, 4.85%, 8/1/26##	Baa3	750,000	750,468
			8,800,683
Ohio (2.3%)
Cleveland-Cuyahoga Cnty., Rev. Bonds, (Euclid Ave. Dev., Corp.), 5.00%, 8/1/39	A3	3,000,000	3,001,066
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds
(Playhouse Sq. Foundation), 5.25%, 12/1/38	BB+	500,000	515,178
(Playhouse Square Foundation), 5.00%, 12/1/33	BB+	3,460,000	3,586,466
Columbus, Metro. Hsg. Auth. Rev. Bonds, (Waldren Woods)
5.00%, 6/1/34	A+	3,325,000	3,543,846
4.00%, 6/1/34	A+	1,400,000	1,390,420
Columbus-Franklin Cnty., Fin. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (2/1/27), (Dering Family Homes Owner, LLC), 5.00%, 7/1/45	Aaa	3,000,000	3,099,011
Cuyahoga Cnty., Econ. Dev. Rev. Bonds, 5.00%, 1/1/38	A	1,380,000	1,483,143
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (Friendship Village of Dublin Oblig. Group), 5.00%, 11/15/34	BBB+/F	700,000	701,348
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmnty.), 5.00%, 1/1/36	BBB–/F	3,055,000	3,074,788
Montgomery Cnty., Hosp. VRDN 3.50%, 11/15/45	VMIG 1	500,000	500,000
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Cleveland Inst. of Art (The)), 5.00%, 12/1/33	BB	1,570,000	1,575,350
(Cleveland Inst. of Music (The)), 5.00%, 12/1/32	BBB–	600,000	619,239
(John Carroll U.), 5.00%, 10/1/30	Baa1	455,000	486,024
(John Carroll U.), 5.00%, 10/1/29	Baa1	810,000	858,635
(Cleveland Inst. of Art (The)), 5.00%, 12/1/28	BB	865,000	870,051
(John Carroll U.), 5.00%, 10/1/28	Baa1	370,000	388,497
(John Carroll U.), 5.00%, 10/1/26	Baa1	350,000	359,429
(John Carroll U.), 5.00%, 10/1/25	Baa1	220,000	222,795
OH State Hosp. Rev. Bonds, (Premier Hlth. Partners Oblig. Group)
5.00%, 11/15/27	Baa1	240,000	247,577
5.00%, 11/15/26	Baa1	285,000	291,435
5.00%, 11/15/24	Baa1	135,000	135,425
Ohio State Air Qlty. Dev. Auth. Mandatory Put Bonds (6/1/27), (Duke Energy Corp.), Ser. 22B, 4.00%, 9/1/30	Baa2	3,250,000	3,264,826

12	Strategic Intermediate Municipal Fund

MUNICIPAL BONDS AND NOTES (100.1%)* cont.	Rating**	Principal amount	Value
Ohio cont.
Port of Greater Cincinnati Dev. Auth. Rev. Bonds, (Duke Energy)
AGM, 5.25%, 12/1/53	AA	$525,000	$566,820
AGM, 5.25%, 12/1/48	AA	400,000	435,483
5.00%, 12/1/53	AA	800,000	850,672
5.00%, 12/1/48	AA	825,000	894,128
Port of Greater Cincinnati Dev. Auth. 144A Rev. Bonds, 4.25%, 12/1/50	BB/P	730,000	659,187
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.), 5.00%, 2/15/33	Baa1	500,000	506,149
			34,126,988
Oklahoma (0.1%)
Tulsa, Indl. Auth. Rev. Bonds, (U. of Tulsa (The)), 5.00%, 10/1/25	Baa3	1,000,000	1,002,278
			1,002,278
Oregon (0.2%)
Keizer, Special Assmt. Bonds, (Keizer Station), Ser. A, 5.20%, 6/1/31	Aa3	175,000	175,855
Port of Portland, Arpt. Rev. Bonds
(Portland Intl. Arpt.), 5.00%, 7/1/39	AA–	1,350,000	1,412,198
Ser. 24B, 5.00%, 7/1/33	AA–	2,000,000	2,053,094
			3,641,147
Other (3.1%)
Federal Home Loan Mortgage Corporation Multifamily ML certificates
Ser. 19-ML-05, Class A-US, 3.40%, 1/25/36	AA+	6,144,025	5,945,640
Ser. ML-19, Class A, 3.996%, 12/25/36	AA+	5,963,003	5,999,751
Ser. ML-15, Class A, 4.001%, 1/25/40	AA+	9,897,573	9,949,286
Ser. ML-14, Class A, 3.65%, 11/25/38	AA+	4,952,855	4,777,339
Ser. ML-13, Class A, 3.125%, 09/25/36	AA+	9,718,693	9,173,135
Federal Home Loan Mortgage Corporation Structured Pass-through certificates, Ser. ML-21, 4.618%, 8/25/41	AA+	9,991,061	10,486,515
			46,331,666
Pennsylvania (5.9%)
Allegheny Cnty., Arpt. Auth. Rev. Bonds, Ser. A
AGM, 5.50%, 1/1/43	AA	1,500,000	1,669,608
AGM, 5.50%, 1/1/42	AA	1,000,000	1,117,794
AGM, 5.50%, 1/1/41	AA	1,000,000	1,122,020
5.00%, 1/1/35	AA	8,155,000	8,748,282
5.00%, 1/1/34	AA	2,330,000	2,501,486
Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds, (Duquesne U. of the Holy Spirit)
5.00%, 3/1/43	A2	2,025,000	2,238,367
5.00%, 3/1/42	A2	1,635,000	1,814,142
Chester Cnty., Indl. Dev. Auth. (Avon Grove Charter School), 5.00%, 3/1/27	BBB–	3,600,000	3,653,141
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Ba2	750,000	731,905
Crawford Cnty., Indl. Dev. Auth. Rev. Bonds, (Allegheny College)
5.00%, 5/1/31	A–	1,465,000	1,480,766
5.00%, 5/1/30	A–	1,510,000	1,528,009
5.00%, 5/1/29	A–	1,440,000	1,458,690
5.00%, 5/1/28	A–	1,370,000	1,389,596
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/29	Baa3	300,000	299,998
Lancaster Cnty., Hosp. Auth. VRDN, (Masonic Homes), Ser. D, 4.00%, 7/1/34	A-1	460,000	460,000
Lancaster, Indl. Dev. Auth. Rev. Bonds, (Landis Homes Oblig. Group), 4.00%, 7/1/46	BBB–/F	675,000	564,331
Lehigh Cnty., Indl. Dev. Auth. Charter School Rev. Bonds, (Seven Generations Charter School), 4.00%, 5/1/41	BB	1,775,000	1,503,202
Monroeville, Fin. Auth. Rev. Bonds, (U. of Pittsburgh Med. Ctr.), Ser. B, 5.00%, 2/15/38	A2	2,200,000	2,419,438
PA Rev. Bonds, (City of Philadelphia, Wtr. & Wastewater)
4.00%, 1/1/32	Baa2	540,000	531,065
4.00%, 1/1/31	Baa2	165,000	162,771
4.00%, 1/1/30	Baa2	115,000	113,709
4.00%, 1/1/29	Baa2	725,000	717,491
PA State Econ. Dev. Fin. Auth. Rev. Bonds
(PennDOT Major Bridges), 5.25%, 6/30/36	Baa2	1,650,000	1,792,718
(PennDOT Major Bridges), 5.25%, 6/30/35	Baa2	2,030,000	2,214,327
(PA Bridges Finco LP), 5.00%, 12/31/34	BBB	16,800,000	17,033,343

Strategic Intermediate Municipal Fund	13

MUNICIPAL BONDS AND NOTES (100.1%)* cont.	Rating**	Principal amount	Value
Pennsylvania cont.
Philadelphia, Auth. for Indl. Dev. Rev. Bonds
(U. of Arts (The)), 12.834%, 8/2/24	C/P	$1,444,354	$1,298,059
(U. of Arts (The)), 12.834%, 8/2/24	C/P	150,953	147,934
(St. Joseph’s U.), 5.00%, 11/1/47	A–/P	3,000,000	3,025,347
(MaST Cmnty. Charter School II), 5.00%, 8/1/40	BBB–	935,000	956,782
Philadelphia, Auth. for Indl. Dev. 144A Rev. Bonds, (U. of the Arts)
5.00%, 3/15/45 (In default)†	D/P	5,500,000	4,676,329
4.50%, 3/15/29 (In default)†	D/P	1,625,000	1,384,453
Philadelphia, Energy Auth. Rev. Bonds
5.00%, 11/1/41	A1	1,000,000	1,096,319
5.00%, 11/1/40	A1	1,695,000	1,864,757
5.00%, 11/1/39	A1	1,575,000	1,745,083
Philadelphia, School Dist. G.O. Bonds, Ser. F
5.00%, 9/1/29	A1	6,620,000	6,818,265
BAM, 5.00%, 9/1/27	AA	6,860,000	7,112,350
Southeastern PA Trans. Auth. Rev. Bonds, (Asset Impt. Program), 5.25%, 6/1/40	Aa3	1,250,000	1,414,490
			88,806,367
Puerto Rico (0.4%)
Cmnwlth. of PR, G.O. Bonds
Ser. A1, 5.625%, 7/1/27	BB/P	1,683,000	1,757,053
Ser. A1, 5.375%, 7/1/25	BB/P	1,697,651	1,711,839
Ser. A-1, 4.00%, 7/1/33	BB/P	2,400,000	2,412,470
			5,881,362
Rhode Island (0.1%)
RI Hlth. & Edl. Bldg. Corp. Rev. Bonds, (Lifespan Oblig. Group-Hosp. Fin.)
5.00%, 5/15/33	BBB+	365,000	370,672
5.00%, 5/15/26	BBB+	580,000	592,992
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB–/P	1,000,000	1,002,029
			1,965,693
South Carolina (1.2%)
Port of Seattle Rev. Bonds, (Novant Hlth.), 5.50%, 11/1/46	A1	9,500,000	10,803,862
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. A, 5.00%, 12/1/37	A3	3,435,000	3,487,579
(Oblig.), Ser. B, 5.00%, 12/1/37	A3	500,000	509,651
Ser. A, 5.00%, 12/1/36	A3	1,500,000	1,523,891
SC State Trans. Infrastructure Bank Rev. Bonds, Ser. A, 3.00%, 10/1/36	Aa3	1,740,000	1,602,885
			17,927,868
Tennessee (2.1%)
Knox Cnty., Hlth. Ed. & Hsg. Fac. Board Student Hsg. Rev. Bonds
(Provident Group — UTK Properties, LLC), Ser. A-1, BAM, 5.00%, 7/1/44	AA	625,000	671,632
(U. of TN), Ser. B-1, BAM, 5.00%, 7/1/44	AA	2,200,000	2,364,146
(Provident Group — UTK Properties, LLC), Ser. A-1, BAM, 5.00%, 7/1/43	AA	550,000	593,034
(Provident Group — UTK Properties, LLC), Ser. A-1, BAM, 5.00%, 7/1/42	AA	1,100,000	1,191,408
(Provident Group — UTK Properties, LLC), Ser. A-1, BAM, 5.00%, 7/1/41	AA	825,000	897,142
(Provident Group — UTK Properties, LLC), Ser. A-1, BAM, 5.00%, 7/1/40	AA	425,000	464,197
(Provident Group — UTK Properties, LLC), Ser. A-1, BAM, 5.00%, 7/1/39	AA	450,000	494,476
(Provident Group — UTK Properties, LLC), Ser. A-1, BAM, 5.00%, 7/1/38	AA	425,000	471,835
(Provident Group — UTK Properties, LLC), Ser. A-1, BAM, 5.00%, 7/1/36	AA	450,000	500,323
Knoxville, Cmnty. Dev. Corp. Multi-Fam. Mandatory Put Bonds (6/1/26), (DGA Grosvenor Square), 4.00%, 12/1/27	AA+	2,000,000	2,014,373
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Rev. Bonds
(Trevecca Nazarene U.), 5.00%, 10/1/34	BBB–/F	450,000	463,008
(Vanderbilt U. Med. Ctr.), Ser. A, 5.00%, 7/1/28	A	5,000,000	5,325,495
Metro. Nashville, Arpt. Auth. Rev. Bonds, Ser. B
5.50%, 7/1/37	A1	875,000	992,226
5.50%, 7/1/36	A1	650,000	737,895
5.00%, 7/1/33	A2	1,000,000	1,068,601
Tennergy Corp. Gas Mandatory Put Bonds (9/1/28), Ser. A, 4.00%, 12/1/51	A1	13,175,000	13,240,878
			31,490,669

14	Strategic Intermediate Municipal Fund

MUNICIPAL BONDS AND NOTES (100.1%)* cont.	Rating**	Principal amount	Value
Texas (9.1%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/32	AAA	$375,000	$379,264
Arlington, Higher Ed. Fin. Corp. 144A Rev. Bonds
(Magellan School (The)), 5.50%, 6/1/32	Ba3	1,245,000	1,314,565
(BASIS TX Charter Schools, Inc.), 4.50%, 6/15/44	Ba2	830,000	805,539
(BASIS TX Charter Schools, Inc.), 4.25%, 6/15/39	Ba2	1,075,000	1,060,954
(BASIS TX Charter Schools, Inc.), 4.125%, 6/15/34	Ba2	770,000	770,073
Austin, Arpt. Syst. Rev. Bonds, Ser. B-1, 5.00%, 11/15/44	A1	5,000,000	5,176,458
Austin, Cmnty. College Dist. G.O. Bonds, (Maintenance Tax), 3.00%, 8/1/35	Aa1	1,350,000	1,232,912
Austin-Bergstrom Landhost Enterprises, Inc. Rev. Bonds
5.00%, 10/1/36	A	1,485,000	1,509,924
5.00%, 10/1/33	A	400,000	409,501
Clear Creek Ind. School Dist. Mandatory Put Bonds (8/15/24), PSFG, 0.28%, 2/15/38 (Prerefunded (8/15/24))	AAA	2,920,000	2,916,708
Clifton, Higher Ed. Fin. Corp. Ed. (Intl. Leadership of TX, Inc.), PSFG
5.00%, 8/15/39	Aaa	1,000,000	1,114,638
5.00%, 8/15/38	Aaa	900,000	1,007,058
5.00%, 8/15/37	Aaa	1,000,000	1,124,568
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds
(Braination, Inc.), 5.25%, 8/15/49	Aaa	2,000,000	2,169,051
(Braination, Inc.), 5.25%, 8/15/44	Aaa	750,000	826,098
(Intl. Leadership of TX, Inc.), Ser. D, 5.25%, 8/15/27	Baa3	3,890,000	3,946,551
(YES Prep Pub. Schools, Inc.), PSFG, 5.00%, 4/1/38	Aaa	265,000	289,572
(YES Prep Pub. Schools, Inc.), PSFG, 5.00%, 4/1/36	Aaa	560,000	614,571
(IDEA Pub. Schools), Ser. B, PSFG, 5.00%, 8/15/27	A–	350,000	359,977
(YES Prep Pub. Schools, Inc.), PSFG, 4.00%, 4/1/43	Aaa	1,650,000	1,636,378
(Intl. Leadership of TX, Inc.), PSFG, 3.00%, 8/15/39	Aaa	1,560,000	1,352,246
Corpus Christi, Util. Syst. Rev. Bonds, Ser. C, 5.00%, 7/15/40	Aa3	3,050,000	3,085,718
Fort Bend, Grand Parkway Toll Rd. Auth. Rev. Bonds
3.00%, 3/1/39	Aa1	1,245,000	1,082,730
3.00%, 3/1/38	Aa1	1,205,000	1,062,540
Fort Bend, Indpt. School Dist. Mandatory Put Bonds (8/1/26), Ser. B, PSFG, 0.72%, 8/1/51	AAA	820,000	763,848
Galveston, Wharves and Term. Rev. Bonds
(First Lien), Ser. B, 5.25%, 8/1/44##	A	500,000	547,595
(First Lien), Ser. B, 5.25%, 8/1/43##	A	400,000	439,553
(AMT First Lien), Ser. A, 5.25%, 8/1/38##	A	1,650,000	1,793,183
(AMT First Lien), Ser. A, 5.25%, 8/1/37##	A	1,250,000	1,358,324
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/38	Ba1	500,000	465,417
Harris Cnty., Indl. Dev. Corp. Mandatory Put Bonds (6/1/33), (Energy Transfer LP), 4.05%, 11/1/50	Baa2	2,500,000	2,546,010
Houston, Arpt. Syst. Rev. Bonds, Ser. A, 4.00%, 7/1/35	A1	1,500,000	1,497,476
Houston, Hsg. Fin. Corp. Multi-Fam. Hsg. Mandatory Put Bonds (8/1/26), (Summerdale Apt., LP), 5.00%, 8/1/41	Aaa	3,000,000	3,071,768
Houston, Indpt. School Dist. Mandatory Put Bonds (6/1/25), Ser. A-2, PSFG, 3.50%, 6/1/39	Aaa	3,250,000	3,242,918
Hutto, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 8/1/42	Aaa	1,000,000	1,111,051
Lake Houston Redev. Auth. Rev. Bonds, (City of Houston, Reinvestment Zone No. 10)
5.00%, 9/1/31	BBB–	200,000	209,613
5.00%, 9/1/30	BBB–	200,000	208,726
5.00%, 9/1/29	BBB–	175,000	181,746
5.00%, 9/1/28	BBB–	150,000	154,884
5.00%, 9/1/26	BBB–	125,000	127,128
5.00%, 9/1/25	BBB–	100,000	100,830
5.00%, 9/1/24	BBB–	100,000	100,050
4.00%, 9/1/33	BBB–	150,000	145,336
4.00%, 9/1/32	BBB–	150,000	146,144
Lewisville, Indpt. School Dist. G.O. Bonds, PSFG, 3.00%, 8/15/39	AAA	1,000,000	887,350
Lower CO River Auth. Mandatory Put Bonds (5/15/28), Ser. B, 5.00%, 5/15/39	A	2,500,000	2,609,901
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	BBB+	3,680,000	3,787,788
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(TX Woman’s U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 5.00%, 7/1/38	AA	860,000	887,567
(Collegiate Hsg. College Station I, LLC), 5.00%, 4/1/29	Baa3	2,190,000	2,191,249

Strategic Intermediate Municipal Fund	15

MUNICIPAL BONDS AND NOTES (100.1%)* cont.	Rating**	Principal amount	Value
Texas cont.
Princeton, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 2/15/40	Aaa	$1,000,000	$1,114,984
Prosper, Indpt. School Dist. Mandatory Put Bonds (8/15/26), PSFG, 4.00%, 2/15/50	Aaa	2,000,000	2,017,562
Red Oak, Indpt. School Dist. G.O. Bonds, PSFG
5.00%, 2/15/43	Aaa	1,980,000	2,192,246
5.00%, 2/15/42	Aaa	2,685,000	2,988,616
Royse City, Indpt. School Dist. G.O. Bonds, PSFG
5.00%, 2/15/43	Aaa	1,000,000	1,101,947
5.00%, 2/15/42	Aaa	1,450,000	1,604,449
5.00%, 2/15/41	Aaa	1,000,000	1,111,433
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A2	1,000,000	1,016,537
San Antonio, Elec. & Gas Syst. Rev. Bonds, Ser. C, 5.50%, 2/1/49	Aa2	5,000,000	5,688,213
San Antonio, Hsg. Trust Pub. Fac. Corp. Multi-Fam. Rev. Bonds, (Brooks Family Apt. LP), Ser. A, FNMA Coll., 4.55%, 3/1/43	Aaa	7,350,000	7,378,166
Sinton, Indpt. School Dist. Mandatory Put Bonds (8/15/24), PSFG, 5.00%, 8/15/52	Aaa	10,165,000	10,170,611
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.)
5.00%, 11/15/37	A–/F	2,360,000	2,386,331
5.00%, 11/15/37	A–/F	1,980,000	1,995,683
Tarrant Cnty., Cultural Edl. Fac. Fin. Corp. Rev. Bonds, (TX Hlth. Resources), 5.00%, 2/15/41	Aa2	7,445,000	7,612,685
TX State G.O. Bonds, 3.00%, 8/1/34	Aaa	2,255,000	2,084,543
TX State Affordable Hsg. Corp. Multi-Fam. Hsg.
Mandatory Put Bonds (4/1/26), (Eden Court Apt.), 5.00%, 4/1/43	Aaa	2,100,000	2,156,517
Mandatory Put Bonds (7/1/26), (FC Juniper Creek Hsg.), 3.75%, 7/1/44	Aaa	2,550,000	2,562,357
TX State Dept. Housing & Comm. Rev. Bonds, (Oaks on Lamar), FNMA Coll., 3.55%, 9/1/34	AA+	2,777,419	2,620,806
TX State Private Activity Trans. Corp. Rev. Bonds, (LBJ Infrastructure Group, LLC)
4.00%, 12/31/36	Baa2	5,500,000	5,547,193
4.00%, 6/30/36	Baa2	4,125,000	4,162,822
TX State Pub. Fin. Auth. Rev. Bonds, (TX Southern U.), BAM
5.25%, 5/1/39	AA	500,000	541,934
5.25%, 5/1/38	AA	300,000	327,344
5.25%, 5/1/37	AA	300,000	329,956
Uptown Dev. Auth. Tax Alloc. Bonds, (City of Houston Reinvestment Zone No. 16), 3.00%, 9/1/38	Baa2	1,785,000	1,446,160
			133,982,144
Utah (1.8%)
Infrastructure Agcy. Telecomm. Rev. Bonds
5.625%, 10/15/38	BBB–/F	1,000,000	1,107,223
5.25%, 10/15/35	BBB–/F	1,300,000	1,412,150
5.00%, 10/15/27	BBB–/F	1,000,000	1,029,271
5.00%, 10/15/27	BBB–/F	550,000	566,099
4.00%, 10/15/31	BBB–/F	460,000	458,572
4.00%, 10/15/29	BBB–/F	600,000	599,372
Salt Lake City, Arpt. Rev. Bonds, Ser. A
5.25%, 7/1/40	A+	8,160,000	8,904,376
5.00%, 7/1/34	A+	2,000,000	2,198,672
5.00%, 7/1/32	A+	2,000,000	2,192,951
5.00%, 7/1/28	A+	750,000	790,345
5.00%, 7/1/27	A+	950,000	988,286
UT Infrastructure Agcy. Rev. Bonds, Ser. A
4.00%, 10/15/36	BBB–/F	400,000	393,354
4.00%, 10/15/28	BBB–/F	900,000	899,181
3.00%, 10/15/26	BBB–/F	500,000	488,390
UT Infrastructure Agcy. Telecomm. Rev. Bonds
Ser. A, 5.00%, 10/15/34	BBB–/F	1,380,000	1,416,086
Ser. A, 5.00%, 10/15/32	BBB–/F	2,165,000	2,224,698
5.00%, 10/15/29	BBB–/F	1,300,000	1,360,380
UT State Charter School Fin. Auth. Rev. Bonds, (UT Charter Academies, Inc.), 5.00%, 10/15/30	AA	575,000	597,006
			27,626,412

16	Strategic Intermediate Municipal Fund

MUNICIPAL BONDS AND NOTES (100.1%)* cont.	Rating**	Principal amount	Value
Vermont (0.2%)
VT State Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds, (Champlain College, Inc.), Ser. A
5.00%, 10/15/30	BBB–	$500,000	$501,198
5.00%, 10/15/29	BBB–	900,000	902,886
5.00%, 10/15/28	BBB–	1,000,000	1,003,601
5.00%, 10/15/27	BBB–	760,000	763,001
			3,170,686
Virgin Islands (—%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/27	BB/P	515,000	533,463
			533,463
Virginia (0.4%)
Isle of Wright Cnty., Econ. Dev. Auth. Rev. Bonds, (Riverside Hlthcare. Assn.), AGM
5.25%, 7/1/43	AA	2,000,000	2,224,677
5.00%, 7/1/38	AA	600,000	657,521
5.00%, 7/1/37	AA	500,000	550,441
James City Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Williamsburg Landing, Inc.)
Ser. A, 5.75%, 12/1/28	BB+/P	640,000	643,091
5.50%, 12/1/28	BB+/P	1,100,000	1,105,332
VA State Small Bus. Fin. Auth. Rev. Bonds, (National Sr. Campuses, Inc. Oblig. Group)
5.00%, 1/1/29	A/F	590,000	623,458
5.00%, 1/1/27	A/F	320,000	330,053
			6,134,573
Washington (2.4%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds
6.75%, 12/1/44	BB+	6,420,000	7,099,547
5.75%, 12/1/27	BB+	695,000	708,758
5.75%, 12/1/25	BB+	625,000	630,820
Port of Seattle Rev. Bonds, Ser. B
5.00%, 8/1/40	AA–	1,750,000	1,875,912
5.00%, 5/1/27	AA–	1,100,000	1,143,095
Seattle, Muni. Lt. & Pwr. Mandatory Put Bonds (11/1/26), Ser. B, 3.76%, 5/1/45	Aa2	750,000	735,471
Skagit Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds
5.50%, 12/1/42	Baa3	875,000	947,423
5.50%, 12/1/41	Baa3	775,000	841,328
5.50%, 12/1/40	Baa3	1,000,000	1,089,632
5.50%, 12/1/38	Baa3	885,000	973,353
WA State G.O. Bonds, Ser. C, 5.00%, 2/1/41	Aaa	3,860,000	4,208,583
WA State Hsg. Fin. Comm. Rev. Bonds
(Eastside Retirement Assn.), Ser. A, 5.00%, 7/1/38	A–/F	1,580,000	1,694,749
(Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	6,602,176	6,133,114
Ser. 1, Class A, 3.375%, 4/20/37	BBB	5,668,546	5,117,708
WA State Hsg. Fin. Comm. Nonprofit 144A Rev. Bonds, (Seattle Academy of Arts & Sciences)
6.375%, 7/1/63	BBB	2,200,000	2,431,649
5.125%, 7/1/33	BBB	735,000	794,613
			36,425,755
West Virginia (0.4%)
WV State Hosp. Fin. Auth. Rev. Bonds, (Vandalia Hlth., Inc.), Ser. B
5.75%, 9/1/43	Baa1	3,000,000	3,416,075
5.75%, 9/1/41	Baa1	2,000,000	2,296,733
			5,712,808
Wisconsin (3.4%)
Pub. Fin. Auth. Rev. Bonds, (Roseman U. of Hlth. Sciences), 5.00%, 4/1/25	BB	455,000	457,134
Pub. Fin. Auth. 144A Rev. Bonds
(Roseman U. of Hlth. Sciences), 5.00%, 4/1/30	BB	475,000	493,774
(WFCS Holdings, LLC), Ser. A-1, 4.50%, 1/1/35	BB–/P	1,150,000	1,151,737
Pub. Fin. Auth. Multi-Fam Affordable Hsg. 144A Rev. Bonds, (Dominium Holdings I, LLC), Ser. 1, Class B-1, 6.81%, 4/28/36	BBB–/P	2,850,000	2,908,833
Pub. Fin. Auth. Poll. Control Mandatory Put Bonds (10/1/30), (Duke Energy Progress, LLC), 3.70%, 10/1/46	Aa3	7,000,000	6,950,055

Strategic Intermediate Municipal Fund	17

MUNICIPAL BONDS AND NOTES (100.1%)* cont.	Rating**	Principal amount	Value
Wisconsin cont.
Pub. Fin. Auth. Student Hsg. Fac. Rev. Bonds
(Beyond Boone, LLC-Appalachian State U.), Ser. A, AGM, 5.00%, 7/1/54	AA	$1,475,000	$1,498,179
(Beyond Boone, LLC-Appalachian State U.), Ser. A, AGM, 5.00%, 7/1/44	AA	1,000,000	1,026,887
(NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/28	BBB–	655,000	677,607
(NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/27	BBB–	880,000	903,375
Pub. Fin. Auth. Student Hsg. Fac. 144A Rev. Bonds, (CHF-Manoa, LLC), Ser. A
5.50%, 7/1/43	BBB–	1,000,000	1,091,162
5.25%, 7/1/38	BBB–	1,000,000	1,097,885
WI Pub. Fin. Auth. Edl. Fac. 144A Rev. Bonds, (Methodist U. (The)), 4.00%, 3/1/29	BB	1,780,000	1,693,119
WI State Ser. 1
5.00%, 5/1/36##	Aa1	600,000	683,144
5.00%, 5/1/35##	Aa1	1,500,000	1,715,218
5.00%, 5/1/34##	Aa1	2,000,000	2,268,524
5.00%, 5/1/33##	Aa1	4,000,000	4,488,098
WI State Hlth. & Edl. Fac. Auth. 5.50%, 2/15/54	BBB	5,200,000	5,672,787
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Milwaukee Reg. Med. Ctr. Util. & Infrastructure), 5.00%, 4/1/44	AA	7,890,000	8,102,772
(Froedtert Health, Inc.), Ser. A, 4.00%, 4/1/37	AA	3,930,000	3,995,822
WI State Hsg. & Econ. Dev. Auth. Home Ownership Rev. Bonds, Ser. A, GNMA Coll., FNMA Coll., FHLMC Coll., 2.69%, 7/1/47	Aaa	5,009,394	4,332,279
			51,208,391
Total municipal bonds and notes (cost $1,477,148,382)		$1,496,950,095
SHORT-TERM INVESTMENTS (1.0%)*	Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.47%L	Shares 13,041,484	$13,041,484
U.S. Treasury Bills 5.384%, 9/24/24#	$500,000	496,063
U.S. Treasury Bills 5.353%, 10/24/24#	800,000	790,416
Total short-term investments (cost $14,327,876)		$14,327,963
TOTAL INVESTMENTS
Total investments (cost $1,491,476,258)	$1,511,278,058
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from August 1, 2023 through July 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $1,495,618,078.
**	The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. Ratings are not covered by the Report of Independent Registered Public Accounting Firm. For further details regarding security ratings, please see the Statement of Additional Information.
†	This security is non-income-producing.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,222,947 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
##	Forward commitment, in part or in entirety (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
T	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, Intercontinental Exchange (ICE) London Interbank Offered Rate (LIBOR) USD 1 Month, ICE LIBOR USD 3 Month, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 3.51%, 5.46%, 5.50%, 5.38%, 5.24% and 5.08%, respectively, as of the close of the reporting period.
18	Strategic Intermediate Municipal Fund

The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
Housing	19.0%
Transportation	18.3
Education	12.5
Health care	12.3
Utilities	11.9
FUTURES CONTRACTS OUTSTANDING at 7/31/24
	Number of contracts	Notional amount	Value	Expiration date	Unrealized depreciation
U.S. Treasury Bond 30 yr (Short)	221	$26,692,656	$26,692,656	Sep-24	$(324,923)
U.S. Treasury Bond Ultra 30 yr (Short)	70	8,957,813	8,957,813	Sep-24	(85,422)
Unrealized appreciation					—
Unrealized (depreciation)					(410,345)
Total					$(410,345)
ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,496,950,095	$—
Short-term investments	—	14,327,963	—
Totals by level	$—	$1,511,278,058	$—
	Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(410,345)	$—	$—
Totals by level	$(410,345)	$—	$—

The accompanying notes are an integral part of these financial statements.

Strategic Intermediate Municipal Fund	19

Financial Statements

Statement of assets and liabilities

7/31/24

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $1,478,434,774)	$1,498,236,574
Affiliated issuers (identified cost $13,041,484) (Note 5)	13,041,484
Cash	1,176,679
Interest and other receivables	15,257,191
Receivable for shares of the fund sold	2,002,528
Receivable for investments sold	2,214,550
Prepaid assets	70,630
Total assets	1,531,999,636

LIABILITIES
Payable for investments purchased	2,282,870
Payable for purchases of delayed delivery securities (Note 1)	27,267,354
Payable for shares of the fund repurchased	1,762,686
Payable for compensation of Manager (Note 2)	1,019,967
Payable for custodian fees (Note 2)	8,591
Payable for investor servicing fees (Note 2)	511,298
Payable for Trustee compensation and expenses (Note 2)	91,971
Payable for administrative services (Note 2)	1,840
Payable for distribution fees (Note 2)	234,635
Payable for floating rate notes issued (Note 1)	1,831,927
Payable for variation margin on futures contracts (Note 1)	183,755
Distributions payable to shareholders	938,048
Other accrued expenses	246,616
Total liabilities	36,381,558
Net assets	$1,495,618,078

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,478,638,081
Total distributable earnings (Note 1)	16,979,997
Total — Representing net assets applicable to capital shares outstanding	$1,495,618,078

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($269,358,819 divided by 19,109,679 shares)	$14.10
Offering price per class A share (100/97.75 of $14.10)*	$14.42
Net asset value and offering price per class B share ($12,865 divided by 912 shares)†**	$14.10
Net asset value and offering price per class C share ($9,288,493 divided by 657,181 shares)**	$14.13
Net asset value, offering price and redemption price per class R6 share ($28,256,711 divided by 2,004,579 shares)	$14.10
Net asset value, offering price and redemption price per class Y share ($1,188,701,190 divided by 84,289,729 shares)	$14.10
*	On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
†	Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

20
Strategic Intermediate Municipal Fund

Statement of operations

Year ended 7/31/24

Investment income
Interest (including interest income of $1,332,744 from investments in affiliated issuers) (Note 5)	$50,309,602
Total investment income	50,309,602

EXPENSES
Compensation of Manager (Note 2)	5,387,594
Investor servicing fees (Note 2)	1,972,814
Custodian fees (Note 2)	29,275
Trustee compensation and expenses (Note 2)	59,665
Distribution fees (Note 2)	696,874
Administrative services (Note 2)	35,243
Interest and fees expense (Note 2)	120,507
Other	606,914
Total expenses	8,908,886
Expense reduction (Note 2)	(14,974)
Net expenses	8,893,912
Net investment income	41,415,690

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(63,067)
Net increase from payments by affiliates (Note 2)	5,038
Futures contracts (Note 1)	(640,846)
Swap contracts (Note 1)	(359,375)
Total net realized loss	(1,058,250)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	26,664,622
Futures contracts	(242,687)
Swap contracts	14,748
Total change in net unrealized appreciation	26,436,683
Net gain on investments	25,378,433
Net increase in net assets resulting from operations	$66,794,123

The accompanying notes are an integral part of these financial statements.

Strategic Intermediate Municipal Fund
21

Statement of changes in net assets

	Year ended 7/31/24	Year ended 7/31/23
Increase in net assets
Operations
Net investment income	$41,415,690	$19,451,118
Net realized gain (loss) on investments	(1,058,250)	56,975
Change in net unrealized appreciation (depreciation) of investments	26,436,683	(5,616,978)
Net increase in net assets resulting from operations	66,794,123	13,891,115
Distributions to shareholders (Note 1):
From ordinary income
Taxable net investment income
Class A	(526,446)	(55,300)
Class B	(50)	(23)
Class C	(18,727)	(2,521)
Class R6	(48,304)	(1,823)
Class Y	(2,184,728)	(122,376)
From tax-exempt net investment income
Class A	(6,720,396)	(5,130,202)
Class B	(542)	(1,477)
Class C	(177,134)	(159,693)
Class R6	(647,832)	(230,690)
Class Y	(30,043,810)	(13,441,616)
Increase from capital share transactions (Note 4)	419,977,666	522,386,242
Total increase in net assets	446,403,820	517,131,636
Net assets
Beginning of year	1,049,214,258	532,082,622
End of year	$1,495,618,078	$1,049,214,258

The accompanying notes are an integral part of these financial statements.

22
Strategic Intermediate Municipal Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [a]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [b,c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
July 31, 2024	$13.82	.42	.27	.69	(.41)	—	(.41)	$14.10	5.10	$269,359.90		3.06	49
July 31, 2023	14.00	.34	(.18)	.16	(.34)	—	(.34)	13.82	1.22	220,266.84		2.56	37
July 31, 2022	15.37	.21	(1.11)	(.90)	(.20)	(.27)	(.47)	14.00	(5.99)	200,256.84		1.49	34
July 31, 2021	15.33	.25	.43	.68	(.26)	(.38)	(.64)	15.37	4.57	207,780	.87 [e]	1.63	78
July 31, 2020	15.38	.36	.27	.63	(.36)	(.32)	(.68)	15.33	4.23	218,232	.87 [d]	2.36	42
Class B
July 31, 2024	$13.83	.34	.26	.60	(.33)	—	(.33)	$14.10	4.41	$13	1.50	2.41	49
July 31, 2023	14.01	.26	(.18)	.08	(.26)	—	(.26)	13.83	.63	42	1.44	1.91	37
July 31, 2022	15.39	.13	(1.11)	(.98)	(.13)	(.27)	(.40)	14.01	(6.53)	98	1.44	.83	34
July 31, 2021	15.35	.16	.43	.59	(.17)	(.38)	(.55)	15.39	3.94	284	1.47 [e]	1.08	78
July 31, 2020	15.40	.26	.28	.54	(.27)	(.32)	(.59)	15.35	3.58	741	1.49 [d]	1.75	42
Class C
July 31, 2024	$13.86	.32	.26	.58	(.31)	—	(.31)	$14.13	4.24	$9,288	1.65	2.31	49
July 31, 2023	14.04	.24	(.18)	.06	(.24)	—	(.24)	13.86	.48	8,512	1.59	1.79	37
July 31, 2022	15.43	.11	(1.13)	(1.02)	(.10)	(.27)	(.37)	14.04	(6.75)	9,473	1.59	.73	34
July 31, 2021	15.38	.13	.45	.58	(.15)	(.38)	(.53)	15.43	3.84	11,268	1.62 [e]	.90	78
July 31, 2020	15.43	.24	.27	.51	(.24)	(.32)	(.56)	15.38	3.42	15,888	1.64 [d]	1.59	42
Class R6
July 31, 2024	$13.82	.47	.27	.74	(.46)	—	(.46)	$14.10	5.47	$28,257.54		3.44	49
July 31, 2023	14.00	.38	(.18)	.20	(.38)	—	(.38)	13.82	1.52	13,855.57		2.88	37
July 31, 2022	15.39	.26	(1.12)	(.86)	(.26)	(.27)	(.53)	14.00	(5.76)	4,243.58		1.90	34
July 31, 2021	15.35	.29	.43	.72	(.30)	(.38)	(.68)	15.39	4.84	803	.61 [e]	1.86	78
July 31, 2020	15.40	.39	.28	.67	(.40)	(.32)	(.72)	15.35	4.47	410	.63 [d]	2.60	42
Class Y
July 31, 2024	$13.83	.46	.26	.72	(.45)	—	(.45)	$14.10	5.29	$1,188,701.65		3.32	49
July 31, 2023	14.01	.38	(.18)	.20	(.38)	—	(.38)	13.83	1.49	806,539.59		2.84	37
July 31, 2022	15.39	.25	(1.12)	(.87)	(.24)	(.27)	(.51)	14.01	(5.77)	318,012.59		1.87	34
July 31, 2021	15.35	.29	.43	.72	(.30)	(.38)	(.68)	15.39	4.82	58,762	.62 [e]	1.87	78
July 31, 2020	15.40	.39	.28	.67	(.40)	(.32)	(.72)	15.35	4.47	44,668	.64 [d]	2.59	42
Strategic Intermediate Municipal Fund	23

Financial highlights cont.

Before August 28, 2020, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current strategy from that shown for periods before this date.
[a]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[b]	Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[c]	Includes interest and fee expense associated with borrowings which amounted to (for each class):
Percentage of average net assets
July 31, 2024	0.01%
July 31, 2023	0.02
July 31, 2022	0.02
July 31, 2021	0.02
July 31, 2020	0.02
[d]	Includes one-time proxy costs of 0.05%.
[e]	Includes one-time proxy costs of 0.02%.

The accompanying notes are an integral part of these financial statements.

24	Strategic Intermediate Municipal Fund

Notes to financial statements  7/31/24

Unless otherwise noted, the “reporting period” represents the period from August 1, 2023 through July 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods on or after July 15, 2024
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods prior to July 15, 2024
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Strategic Intermediate Municipal Fund (the fund) is a diversified series of Putnam Tax-Free Income Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek as high a level of current income exempt from federal income tax as Franklin Advisers believes is consistent with preservation of capital. The fund invests mainly in bonds that pay interest that is exempt from federal income tax (but that may be subject to federal alternative minimum tax (AMT)). The fund normally maintains an average dollar-weighted maturity between three and ten years. The fund may invest broadly in municipal bonds of any duration (a measure of the sensitivity of a bond’s price to interest rate changes), maturity and credit quality although the bonds the fund invests in are mainly investment-grade in quality. The fund may also invest in investments that are below-investment-grade (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates, and may be considered speculative. Under normal circumstances, the fund invests at least 80% of the fund’s net assets in tax-exempt investments. Investments paying interest subject to the federal AMT for individuals are considered tax-exempt investments for purposes of this policy. This investment policy cannot be changed without the approval of the fund’s shareholders. The fund may invest up to 20% of its net assets in securities the income on which is subject to federal income tax and may invest without limit in investments the income on which is subject to the AMT. Franklin Advisers may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 2.25%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class B*	None	5.00% phased out over six years	Converts to class A shares on September 5, 2024
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R6 †	None	None	None
Class Y†	None	None	None
* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.
† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Strategic Intermediate Municipal Fund	25

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging inflation, for gaining exposure to inflation and for hedging and gaining exposure to interest rate and term structure risk.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the

26	Strategic Intermediate Municipal Fund

counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

Tender option bond transactions The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in the fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $2,845,604 were held by the TOB trust and served as collateral for $1,831,927 in floating-rate bonds outstanding. For the reporting period ended, the fund incurred interest expense of $100,191 for these investments based on an average interest rate of 3.54%.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At July 31, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$—	$4,290,259	$4,290,259

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from dividends payable and from amortization and accretion. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $791,557 to decrease undistributed net investment income and $791,557 to decrease accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$29,114,698
Unrealized depreciation	(8,336,950)
Net unrealized appreciation	20,777,748
Undistributed tax-exempt income	1,430,556
Capital loss carryforward	(4,290,259)
Cost for federal income tax purposes	$1,490,089,965

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In connection with the transfer, the fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers.

In addition, Putnam Management transferred to Franklin Advisers the sub-management contract between Putnam Management and PIL in respect of the fund.

The fund pays Franklin Advisers a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.590%	of the first $5 billion,
0.540%	of the next $5 billion,
0.490%	of the next $10 billion,
0.440%	of the next $10 billion,
0.390%	of the next $50 billion,
0.370%	of the next $50 billion,
0.360%	of the next $100 billion and
0.355%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.425% of the fund’s average net assets.

Strategic Intermediate Municipal Fund	27

Franklin Advisers has contractually agreed, through November 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Effective July 15, 2024, Franklin Advisers retained Putnam Management as sub-adviser for the fund pursuant to a new sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of PIL, Franklin Advisers would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, for the period from January 1, 2024 until February 14, 2024, Putnam Management and PIL continued to provide uninterrupted services with respect to the fund pursuant to interim investment management and sub-management contracts (together, the “Interim Advisory Contracts”) that were approved by the Board of Trustees. The terms of the Interim Advisory Contracts were identical to those of the Previous Advisory Contracts, except for the term of the contracts and those provisions required by regulation. On February 14, 2024, new investment management and sub-management contracts were approved by fund shareholders at a shareholder meeting held in connection with the Transaction (together, the “New Advisory Contracts”). The New Advisory Contracts took effect on February 14, 2024 and replaced the Interim Advisory Contracts. The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

Franklin Advisers voluntarily reimbursed the fund $5,038 for a trading error which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Franklin Advisers of such amount had no material impact on total return.

The fund reimburses Franklin Advisers an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$385,295
Class B	42
Class C	13,961
Class R6	10,439
Class Y	1,563,077
Total	$1,972,814

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $14,974 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $1,103, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Putnam Retail Management for services provided and expenses incurred in distributing shares of the fund. Effective August 2, 2024, Franklin Distributors will replace Putnam Retail Management as the fund’s distributor and principal underwriter. The Plans provide payments by the fund to Putnam Retail Management at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$608,694
Class B	1.00%	0.85%	214
Class C	1.00%	1.00%	87,966
Total			$696,874

For the reporting period, Putnam Retail Management, acting as underwriter, received net commissions of $3,282 from the sale of class A shares and received no monies and $499 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management, acting as underwriter, received $5,482 on class A redemptions.

28	Strategic Intermediate Municipal Fund

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$1,019,439,812	$595,317,493
U.S. government securities (Long-term)	—	—
Total	$1,019,439,812	$595,317,493

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	6,004,987	$83,411,186	5,356,270	$73,380,652
Shares issued in connection with reinvestment of distributions	467,550	6,484,694	340,369	4,660,944
	6,472,537	89,895,880	5,696,639	78,041,596
Shares repurchased	(3,299,466)	(45,659,688)	(4,065,555)	(55,625,015)
Net increase	3,173,071	$44,236,192	1,631,084	$22,416,581
	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	1	$17	24	$324
Shares issued in connection with reinvestment of distributions	41	569	86	1,178
	42	586	110	1,502
Shares repurchased	(2,144)	(29,608)	(4,127)	(56,623)
Net decrease	(2,102)	$(29,022)	(4,017)	$(55,121)
	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	229,865	$3,193,799	167,141	$2,302,273
Shares issued in connection with reinvestment of distributions	12,394	172,312	10,978	150,684
	242,259	3,366,111	178,119	2,452,957
Shares repurchased	(199,269)	(2,768,051)	(238,706)	(3,282,236)
Net increase (decrease)	42,990	$598,060	(60,587)	$(829,279)
	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	1,391,648	$19,263,529	873,911	$12,005,450
Shares issued in connection with reinvestment of distributions	50,022	695,255	16,945	232,513
	1,441,670	19,958,784	890,856	12,237,963
Shares repurchased	(439,555)	(6,070,695)	(191,481)	(2,589,123)
Net increase	1,002,115	$13,888,089	699,375	$9,648,840
	YEAR ENDED 7/31/24		YEAR ENDED 7/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	46,409,223	$642,248,593	48,212,332	$663,046,473
Shares issued in connection with reinvestment of distributions	1,643,946	22,843,127	757,592	10,402,923
	48,053,169	665,091,720	48,969,924	673,449,396
Shares repurchased	(22,089,653)	(303,807,373)	(13,347,843)	(182,244,175)
Net increase	25,963,516	$361,284,347	35,622,081	$491,205,221

At the close of the reporting period, Putnam Investments, LLC owned 836 class R6 shares of the fund (0.04% of class R6 shares outstanding), valued at $11,788.

Strategic Intermediate Municipal Fund	29

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 7/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/24
Short-term investments
Putnam Short Term Investment Fund Class P‡	$134,294,615	$620,193,515	$741,446,646	$1,332,744	$13,041,484
Total Short-term investments	$134,294,615	$620,193,515	$741,446,646	$1,332,744	$13,041,484
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Futures contracts (number of contracts)	200
OTC total return swap contracts (notional)	$3,400,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Interest rate contracts	Receivables, Net assets — Unrealized appreciation	$—	Payables, Net assets — Unrealized depreciation	$410,345 *
Total		$—		$410,345
* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Futures	Swaps	Total
Interest rate contracts	$(640,846)	$(359,375)	$(1,000,221)
Total	$(640,846)	$(359,375)	$(1,000,221)
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Futures	Swaps	Total
Interest rate contracts	$(242,687)	$14,748	$(227,939)
Total	$(242,687)	$14,748	$(227,939)

30	Strategic Intermediate Municipal Fund

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	JPMorgan Securities LLC	Total
Assets:
Futures contracts§	$—	$—
Total Assets	$—	$—
Liabilities:
Futures contracts§	183,755	183,755
Total Liabilities	$183,755	$183,755
Total Financial and Derivative Net Assets	$(183,755)	$(183,755)
Total collateral received (pledged)†##	$—
Net amount	$(183,755)
Controlled collateral received (including TBA commitments) **	$—	$—
Uncontrolled collateral received	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts, which is not included in the table above, amounted to $1,222,947.

Strategic Intermediate Municipal Fund	31

Federal tax information (Unaudited)

The fund has designated $37,589,714 of dividends paid from net investment income during the reporting period as tax exempt for federal income tax purposes.

The Form 1099 that will be mailed to you in January 2025 will show the tax status of all distributions paid to your account in calendar 2024.

32	Strategic Intermediate Municipal Fund

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes (Unaudited)
February 14, 2024 special meeting
At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
30,443,421	580,481	6,677,345
At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
30,328,599	654,967	6,717,680
All tabulations are rounded to the nearest whole number.

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

Strategic Intermediate Municipal Fund	33

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a New Management Contract (defined below) between your fund and Franklin Advisers, Inc. (“Franklin Advisers”), a new Sub-Management Contract (defined below) for your fund between Franklin Advisers and its affiliate, Putnam Investments Limited (“PIL”), and a new subadvisory agreement (the “New Subadvisory Agreement”) for your fund between Franklin Advisers and Putnam Investment Management, LLC (“Putnam Management”) (collectively, the “New Advisory Contracts”). Franklin Advisers, Putnam Management, and PIL are each indirect, wholly owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”).

The Trustees considered the proposed New Advisory Contracts in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management, your fund’s investment adviser prior to the Reorganization, were combined with those of Franklin Advisers. As part of the Reorganization, Franklin Advisers assumed the role of investment adviser for your fund and the other Putnam fixed income and Investment Solutions mutual funds, exchange-traded funds and closed-end funds (collectively, the “FI/IS Funds”), which was accomplished through a transfer by Putnam Management of all of its rights and obligations under the previous management contracts between Putnam Management and the FI/IS Funds (the “Previous Management Contracts”) and the previous sub-management contract between Putnam Management and its affiliate, PIL, with respect to the FI/IS Funds (the “Previous Sub-Management Contract,” and, together with the Previous Management Contracts, the “Previous Contracts”) to Franklin Advisers (the “Contract Transfers”) by means of assignment and assumption agreements (the Previous Management Contracts and the Previous Sub-Management Contract, as modified by the terms of the related assignment and assumption agreements, are hereinafter referred to as the “New Management Contracts” and the “New Sub-Management Contract,” respectively). (Because PIL is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by PIL, the Trustees did not attempt to evaluate PIL as a separate entity.)

In addition to the New Management Contracts and New Sub-Management Contract, the Board of Trustees of your fund considered and approved the New Subadvisory Agreement pursuant to which Franklin Advisers retained Putnam Management as sub-adviser for each FI/IS Fund so that, following the Reorganization, Putnam Management’s equity team, which was not part of the Reorganization, could continue to provide certain services that it had historically provided to the FI/IS Funds, including, as applicable, the management of the equity portion of a FI/IS Fund’s portfolio, including equity trade execution services, the provision of derivatives and other investment trading facilities for a transitional period, and the provision of proxy voting services for a transitional period (the “Services”).

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Management Contracts. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Advisory Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations.

The Trustees noted that Franklin Templeton viewed the Reorganization as a further step in the integration of the legacy Putnam Management and Franklin Advisers fixed income and Investment Solutions organizations, offering potential operational efficiencies and enhanced investment resources for the FI/IS Funds. The Trustees also considered, among other factors, that:

• The Contract Transfers would not result in a change in the senior management at Franklin Templeton, so that the same management will be in place before and after the Contract Transfers, which contemplate no reduction in the nature and level of the advisory and administrative services provided to the FI/IS Funds;

• The portfolio managers who are responsible for the day-to-day management of the FI/IS Funds would be the same immediately prior to, and immediately after, the Contract Transfers, and these investment personnel would have access to the same research and other resources to support their respective investment management functions both before and immediately after the Contract Transfers; and

• The Contract Transfers would not result in an increase in the advisory fee rates payable by each FI/IS Fund and that, other than an acknowledgment by Franklin Advisers and Putnam Management that for purposes of the New Management Contracts, each applicable FI/IS Fund will continue to be “an open-end fund sponsored by Putnam Management,” for purposes of calculating the advisory fee rates, and updating the parties to the agreements, the terms of the New Management Contracts and New Sub-Management Contract were substantially identical to those under the Previous Contracts (including with respect to the term of the New Management Contracts and New Sub-Management Contract, which run through June 30, 2025, unless the contracts are sooner terminated or continued pursuant to their terms).

With respect to the New Subadvisory Agreement, the Trustees considered that, under the agreement, Putnam Management would provide any necessary Services to the applicable FI/IS Fund under generally the same terms and conditions related to the FI/IS Fund as such Services were previously provided by Putnam Management under the FI/IS Fund’s Previous Management Contract. The Trustees also considered that Franklin Advisers would be responsible for overseeing the Services

34	Strategic Intermediate Municipal Fund

provided to the FI/IS Funds by Putnam Management under the New Subadvisory Agreement and would compensate Putnam Management for such services out of the fees it receives under the New Management Contracts. The Trustees further noted Franklin Advisers’ and Putnam Management’s representations that Putnam Management’s appointment as sub-adviser to the FI/IS Funds would not result in any material change in the nature or level of investment advisory services provided to the FI/IS Funds.

The Trustees also considered that, prior to the Reorganization, counsel to Franklin Advisers and Putnam Management had provided a legal opinion that the Contract Transfers would not result in an “assignment” under the 1940 Act of the Previous Contracts or a material amendment of those contracts, and, therefore, the New Management Contracts and New Sub-Management Contract did not require shareholder approval. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Subadvisory Agreement was not required under the 1940 Act.

General conclusions

In addition to the above considerations, the Independent Trustees’ approvals were based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. The considerations and conclusions discussed herein were also informed by the fact that there would be continuity in the management of the FI/IS Funds, including your fund, immediately following the Reorganization (i.e., the same portfolio managers that managed the fund prior to the Reorganization would be in place immediately following the Reorganization). The Trustees also considered that the FI/IS Funds had no operating history with Franklin Templeton or its affiliates prior to 2024.

Management fee schedules and total expenses

Under its Previous Management Contract and under its New Management Contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management in the Putnam family of funds increase (“Fund Family Breakpoints”). The Trustees considered that breakpoints in a fund’s management fee schedule, such as the Fund Family Breakpoints in place for your fund, were one way in which economies of scale in managing a fund can be shared with the fund’s shareholders. The Trustees reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2023. Franklin Advisers, who now serves as your fund’s investment adviser following the Reorganization, and PSERV have agreed to maintain these expense limitations until at least November 30, 2025. Franklin Advisers’ and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve your fund’s New Advisory Contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the fifth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2023. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2023 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included year-over-year data with respect to revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2023 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees also reviewed the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Because the FI/IS Funds had no operating history with Franklin Templeton or its affiliates, the Trustees did not review fund-by-fund profitability information for Franklin Templeton. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for

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your fund, represented reasonable compensation for the services to be provided by Franklin Advisers (which are substantially identical to those historically provided by Putnam Management) and represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees in connection with their review of the New Advisory Contracts included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution retirement plan market, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s manager-traded separately managed account programs. This information included, in cases where a product’s investment strategy corresponds with a FI/IS Fund’s strategy, comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees also considered information regarding services provided and fees charged by Franklin Advisers and its other Franklin Templeton affiliates to other clients, including U.S. registered mutual funds, funds organized outside of the United States (i.e., offshore funds), separate accounts (including separately managed accounts), collective investment trusts and sub-advised funds, which included, where applicable, the specific fees charged to strategies that are comparable to those of the FI/IS Funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management historically provided and that Franklin Advisers will provide to the FI/IS Funds as investment adviser and those that they provide to their other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s Previous Management Contract and was also a significant factor in considering approval of your fund’s New Management Contract, since the portfolio managers of your fund that were employed by Putnam Management prior to the Reorganization would continue to serve as portfolio managers of your fund immediately following the Reorganization as employees of Franklin Advisers. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which met on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provided a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. In addition to Putnam Management’s investment process and performance, the Trustees considered aggregate performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies, and also met with senior investment leadership at Franklin Advisers, including the respective heads of the fixed income and Investment Solutions teams and the Head of Public Market Investments.

The Trustees considered that, in the aggregate, peer-relative and benchmark-relative Putnam fund performance was generally strong in 2023 against a backdrop of largely solid fixed income markets and strong but volatile equity markets, which were characterized by a concentration of performance among large-cap growth stocks. The Trustees also noted that corporate earnings and employment figures continued to generally show strength, underpinning market rallies in 2023, while inflation concerns, Federal Reserve actions to reduce inflation and geopolitical tensions continued to be a focus of investors. For the one-year period ended December 31, 2023, the Trustees considered that the Putnam funds, on an asset-weighted basis, ranked in the 32nd percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted-basis, outperformed their benchmarks by 2.8% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 31st, 21st, and 22nd percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2023, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar, Inc. ratings assigned to the funds, noting that 45 funds were rated four or five stars at the end of 2023, which represented an increase of 5 funds year-over-year. The Trustees also considered that 18 funds were five-star rated at the end of 2023, which was a year-over-year increase of 11 funds, and that 90% of the funds’ aggregate assets were in four- or five-star rated funds at year end.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes, as reported in the Barron’s/Lipper Fund Families survey (the “Survey”). The Trustees noted that the Survey ranks mutual fund companies based on their performance across a variety of asset types, and that The Putnam Fund complex had performed exceptionally well in 2023. In this regard, the Trustees considered that The Putnam Fund complex had ranked 1st out of 49 fund companies, 1st out of 47 fund companies and 5th out of 46 fund companies for the one-year, five-year and ten-year periods, respectively. The Trustees also noted that 2023 had marked the seventh year in a row that The Putnam Fund complex had ranked in the top ten fund companies. They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2023 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique

36	Strategic Intermediate Municipal Fund

investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper Intermediate Municipal Debt Funds) for the one-year, three-year and five-year periods ended December 31, 2023 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period
1st	1st	1st

For each of the three-year and five-year periods ended December 31, 2023, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2023, there were 215, 192 and 170 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations and other benefits; distribution

The Trustees considered various potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Franklin Advisers and Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that would enhance Franklin Advisers’ and Putnam Management’s investment capabilities and supplement their internal research efforts. The Trustees intend to continue to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees intend to continue to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. Your fund is not expected to generate a significant amount of soft-dollar credits.

The Trustees also considered other potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These potential benefits included, among others, Franklin Advisers’ and Putnam Management’s registered fund businesses aiding in the growth of their non-registered fund businesses and the use of an affiliated transfer agent’s services (in the case of your fund, PSERV, which is affiliated with Franklin Advisers and Putnam Management), where the fees for those services are paid by the fund.

Franklin Advisers may also receive benefits from payments made to Franklin Advisers’ affiliates by the mutual funds for distribution services. In connection with the planned consolidation of Putnam Retail Management Limited Partnership (“PRM”) with Franklin Distributors, LLC (“FD”), which was expected to take place in August 2024 (the “Consolidation”), the Trustees appointed FD as principal underwriter of the mutual funds, effective on or around the time of the Consolidation. Both PRM and FD are affiliates of Franklin Advisers and Putnam Management. In approving the continuation of your fund’s distribution plans, the Trustees concluded that the fees payable by the mutual funds to PRM, prior to FD succeeding PRM as principal underwriter for the mutual funds, and to be paid to FD, once it assumes the role of principal underwriter, for distribution services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PRM and FD, as applicable, in providing such services.

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© 2024 Franklin Templeton. All rights reserved.	38914-AFSOI 09/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds and Franklin Templeton are filed herewith

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith:

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: September 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: September 27, 2024

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: September 27, 2024